As filed with the Securities and Exchange Commission on March 18, 2005

                                                   REGISTRATION NO. 333-_______

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      PRE-EFFECTIVE AMENDMENT NO. ___     POST-EFFECTIVE AMENDMENT NO. ___

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN INCOME FUNDS
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800


                               Peter Eric Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                      Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                            Washington, DC 20036-1221

                       -----------------------------------


     For the new shares of Lehman Brothers Core Bond Fund, the approximate date of proposed public offering is as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of Registrant's series is ongoing. The title of securities being registered is shares of beneficial interest.

     It is proposed that this filing will go effective on April 17, 2005, pursuant to Rule 488.

     No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940.

                          NEUBERGER BERMAN INCOME FUNDS
                                    FORM N-14

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


     This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus and Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibit Index

Exhibits

                             ARIEL PREMIER BOND FUND
                             Ariel Investment Trust
                       200 East Randolph Drive, Suite 2900
                             Chicago, Illinois 60601

[April 30], 2005

Dear Shareholder,

      The attached Prospectus/Proxy Statement discusses a proposal to be voted on by the shareholders of Ariel Premier Bond Fund ("Ariel Bond Fund"), a series of Ariel Investment Trust ("Ariel Trust"), a Massachusetts business trust. As a shareholder of Ariel Bond Fund, you are being asked to approve an Agreement and Plan of Reorganization and Termination ("Reorganization Plan") under which Ariel Bond Fund would be converted into Lehman Brothers Core Bond Fund ("New Fund"), a newly created series of Neuberger Berman Income Funds, a Delaware statutory trust.

      You are being asked to review the Prospectus/Proxy Statement and to cast your vote on the proposal to convert Ariel Bond Fund into New Fund. If the Reorganization Plan is approved, Ariel Bond Fund's existing investment adviser, Ariel Capital Management, LLC, will be replaced by Neuberger Berman Management Inc. Lincoln Capital Fixed Income Management Company, LLC, Ariel Bond Fund's current sub-adviser, will continue to serve as sub-adviser to New Fund, and New Fund will have a substantially identical investment program as Ariel Bond Fund. It is expected that around April 1, 2005, Lincoln Capital Fixed Income Management Company, LLC will change its name to Lehman Brothers Asset Management LLC. THE BOARD OF TRUSTEES OF ARIEL TRUST, ON BEHALF OF ARIEL BOND FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION PLAN.

      If approved by shareholders, this is how the proposed reorganization will work:

      o Ariel Bond Fund will transfer its assets to New Fund.

      o In return, New Fund will issue new shares to Ariel Bond Fund, which then will be distributed to you in an amount equal in number and value to your Ariel Bond Fund shares. You will receive Lehman Brothers Institutional Class or Neuberger Berman Investor Class shares, as appropriate, of New Fund. New Fund will also assume any outstanding liabilities of Ariel Bond Fund at the time of the proposed reorganization.

      o You will not incur any sales loads or similar transaction costs as a result of the proposed reorganization.

      YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, sign and date your proxy card and mail it promptly in the enclosed postage paid envelope, or help us save time and postage costs by voting on the Internet or by telephone - instructions can be found on your proxy card. Any proposal submitted to a vote at the meeting by anyone other than the officers or trustees of Ariel Trust may be voted only in person or by written proxy.

      If  you  have   any   questions,   please   call   [1-800-628-8510].   Our
representatives will be glad to assist you.


Very truly yours,



Merrillyn Kosier
Vice President
Ariel Investment Trust

Q.    WHAT IS THIS DOCUMENT AND WHY ARE WE SENDING IT TO YOU?

A. This document is a combined proxy statement for Ariel Premier Bond Fund ("Ariel Bond Fund") and a prospectus for Lehman Brothers Core Bond Fund ("New Fund"). This Prospectus/Proxy Statement contains information Ariel Bond Fund shareholders should know before voting on the proposed reorganization of Ariel Bond Fund into New Fund. It should be retained for future reference.

Q.    WHAT IS THE PROPOSED REORGANIZATION?

A. Ariel Investment Trust ("Ariel Trust"), on behalf of Ariel Bond Fund, has entered into an Agreement and Plan of Reorganization and Termination ("Reorganization Plan") with Neuberger Berman Income Funds, on behalf of New Fund. Under the Reorganization Plan, Ariel Bond Fund would be converted to New Fund, a mutual fund to be managed by Neuberger Berman Management Inc. ("NBMI"). New Fund would retain Ariel Bond Fund's current sub-adviser, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), as sub-adviser and would have investment objectives and principal investment strategies substantially identical to those of Ariel Bond Fund. It is expected that around April 1, 2005, Lincoln Capital Fixed Income Management Company, LLC will change its name to Lehman Brothers Asset Management LLC. The Board of Trustees of Ariel Trust ("Ariel Trust Board") has approved the Reorganization Plan. You, as a shareholder of Ariel Bond Fund, are now being asked to approve the Reorganization Plan. If approved, and if certain other conditions are met, Ariel Bond Fund shares will be exchanged for New Fund shares. In approving the Reorganization Plan, you are also approving NBMI as New Fund's investment adviser and Lincoln Capital as New Fund's sub-adviser.

Q.    WHY IS THE REORGANIZATION BEING PROPOSED?

A. The primary reason for the proposed reorganization is to provide for the ongoing management of Ariel Bond Fund. Due to the relatively small asset size of Ariel Bond Fund, Ariel Capital Management, LLC, its investment adviser ("Ariel Capital"), had proposed to Ariel Trust Board the liquidation of Ariel Bond Fund. Ariel Bond Fund's sub-adviser, Lincoln Capital, expressed an interest in continuing to manage Ariel Bond Fund, which Ariel Trust Board believed would be preferable to liquidation. As a result, Neuberger Berman Inc., NBMI's parent company and an affiliate of Lincoln Capital, entered into an agreement with Ariel Capital dated [__________], 2005, pursuant to which Neuberger Berman Inc. would acquire certain assets and the goodwill related to Ariel Capital's business with respect to Ariel Bond Fund and Ariel Capital would agree to certain transitional and post-closing services and covenants. The reorganization described in this Prospectus/Proxy Statement is being proposed in conjunction with that sale by Ariel Capital. The proposed reorganization will provide New Fund with access to new distribution capabilities and may result in an increase in assets of the fund.

Q.    HOW WILL THIS AFFECT ME AS AN ARIEL BOND FUND SHAREHOLDER?

A. You will become a shareholder of New Fund, which will retain Ariel Bond Fund's existing sub-adviser, Lincoln Capital, as its sub-adviser. NBMI would replace Ariel Bond Fund's existing investment adviser, Ariel Capital. If you are a shareholder of Investor Class shares of the Ariel Bond Fund, you will receive Neuberger Berman Investor Class shares of the New Fund. If you are a shareholder of Institutional Class shares of the Ariel Bond Fund, you will receive Lehman Brothers Institutional Class shares of the New Fund. There will be no sales charges or redemption fees applied in connection with the proposed reorganization. The NEW FUND SHARES THAT YOU RECEIVE WILL HAVE A TOTAL NET ASSET VALUE EQUAL TO THE TOTAL NET ASSET VALUE OF THE ARIEL BOND FUND SHARES YOU HELD AS OF THE CLOSING DATE OF THE PROPOSED REORGANIZATION.

Q.    WILL THE PROPOSED REORGANIZATION RESULT IN ANY TAXES?

A. We expect that neither Ariel Bond Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the proposed reorganization of Ariel Bond Fund into New Fund.

Q.    HOW DOES ARIEL'S BOARD OF TRUSTEES RECOMMEND THAT I VOTE?

A. Ariel Trust Board unanimously recommends that you vote "FOR" the proposed reorganization of Ariel Bond Fund into New Fund. In making this determination, the Board considered, among other factors, that Ariel Bond Fund's sub-adviser would continue to manage the New Fund using a substantially identical investment approach, and that the total expenses for the New Fund would be similar.

Q.    WHO IS PAYING THE COSTS OF THE PROPOSED REORGANIZATION?

A. Neuberger Berman Inc. has agreed to pay the costs associated with the proposed reorganization of Ariel Bond Fund into New Fund. Ariel Bond Fund will not bear any of these costs.

Q.    HOW DO I CONTACT YOU?

A. If you have any questions about the proposal or the proxy card, please call [D.F. King & Co., Inc.], our proxy solicitor, toll-free at [1-800-628-8510]. A question and answer guide is also available on the web site for Ariel Bond Fund at arielmutualfunds.com. To learn more about NBMI and New Fund, call 1-800-877-9700.

                                  PLEASE VOTE.

            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                             ARIEL PREMIER BOND FUND
                             Ariel Investment Trust
                       200 East Randolph Drive, Suite 2900
                             Chicago, Illinois 60601
                            ------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON [JUNE __], 2005
                            ------------------------

      A Special Meeting ("Meeting") of shareholders of Ariel Premier Bond Fund ("Ariel Bond Fund") will be held at the offices of Ariel Investment Trust, 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601 on [June __], 2005, at [9:00 a.m.] Central Time, for the following purposes:

      PROPOSAL 1:     To approve an  Agreement  and Plan of  Reorganization  and
                      Termination   ("Reorganization   Plan"),   between   Ariel
                      Investment Trust ("Ariel Trust"),  on behalf of Ariel Bond
                      Fund, and Neuberger  Berman Income Funds, on behalf of its newly created series, Lehman Brothers Core Bond Fund ("New
                      Fund"),   and  the  transactions   contemplated   thereby,
                      including (a) the transfer of all the assets of Ariel Bond
                      Fund to, and the assumption of all the liabilities of Ariel Bond Fund by, New Fund in exchange solely for two classes of shares of New Fund; (b) the distribution of those New Fund shares PRO RATA to shareholders of the respective two classes of Ariel Bond Fund; and (c) the termination of Ariel Bond Fund; and

        PROPOSAL 2:   To  transact  such other  business  as may  properly  come before the Meeting and any adjournment thereof.

      The proposal is discussed in greater detail in the attached Prospectus/Proxy Statement. You are entitled to vote at the Meeting and any adjournment thereof if you owned shares of Ariel Bond Fund at the close of business on [April 16, 2005]. If you attend the Meeting, you may vote your shares in person. To enter the building, please bring a photo ID and check in at the reception desk. Whether or not you intend to attend the Meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage-paid envelope. You may also vote by telephone or on the Internet. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or subsequently executed proxy card or by attending the Meeting and voting in person.

                                        By order of the Board of Trustees,



                                        Erik D. Ojala
                                        Secretary
                                        Ariel Investment Trust

Chicago, Illinois

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            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN

Please indicate your voting instructions on the enclosed proxy card, sign and date the card and return the card in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL DESCRIBED ABOVE.

To avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly. AS AN ALTERNATIVE TO USING THE PAPER PROXY CARD TO VOTE, YOU MAY VOTE BY TELEPHONE, ON THE INTERNET OR IN PERSON. To vote by telephone, please call the toll-free number listed on the enclosed proxy card. To vote on the Internet, please access the website listed on your proxy card. Shares that are registered in your name, as well as shares held in "street name" through a broker, may be voted on the Internet or by telephone. To vote in this manner, you will need the "control" number that appears on your proxy card. Any proposal submitted to a vote at the Meeting by anyone other than the officers or trustees of Ariel Trust may be voted only in person or by written proxy. If we do not receive your completed proxy card by [__________,] 2005, you may be contacted by [D.F. King & Co., Inc.].

Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy cards, they will not be voted and will not be counted as present at the Meeting.

--------------------------------------------------------------------------------

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                              Subject to Completion
                    Preliminary Prospectus dated [____], 2005


                           PROSPECTUS/PROXY STATEMENT

                             Dated [April 30], 2005


                             ARIEL PREMIER BOND FUND
                             Ariel Investment Trust
                       200 East Randolph Drive, Suite 2900
                             Chicago, Illinois 60601
                           Telephone [1-800-292-7435]

                               To reorganize into:

                         LEHMAN BROTHERS CORE BOND FUND
                   (A SERIES OF NEUBERGER BERMAN INCOME FUNDS)
                                605 Third Avenue
                            New York, New York 10158
                            Telephone 1-800-877-9700

      This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of Ariel Investment Trust ("Ariel Trust"), on behalf of Ariel Premier Bond Fund ("Ariel Bond Fund"), in connection with a Special Meeting of its shareholders to be held at 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601 on [June __], 2005 at [9:00 a.m.] Central Time ("Meeting"), at which those shareholders will be asked to approve the Agreement and Plan of Reorganization and Termination ("Reorganization Plan"), between Ariel Trust, on behalf of Ariel Bond Fund, and Neuberger Berman Income Funds ("New Trust"), on behalf of its newly created series, Lehman Brothers Core Bond Fund ("New Fund"), and the transactions contemplated thereby, including: (a) the transfer of all assets of Ariel Bond Fund to, and the assumption of all liabilities of Ariel Bond Fund by, New Fund in exchange solely for two classes of shares of New Fund; (b) the distribution of those New Fund shares PRO RATA to shareholders of the respective two classes of Ariel Bond Fund; and (c) the termination of Ariel Bond Fund ("Proposed Reorganization"). A form of the Reorganization Plan is attached as Appendix A.

      New Fund and Ariel Bond Fund are series of open-end management investment companies. In approving the Reorganization Plan, the Board of Trustees of Ariel Trust ("Ariel Trust Board") considered, among other things, (1) the terms and conditions of the Reorganization Plan; (2) the best interests of the shareholders of Ariel Bond Fund; (3) that Ariel Bond Fund shareholder interests would not be diluted as a result of the Proposed Reorganization (the exchange would take place at net asset value and there would be no sales charge or other charge imposed as a result of the Proposed Reorganization); (4) the expected federal income tax consequences of the Proposed Reorganization (the Proposed Reorganization is structured to qualify as a tax-free exchange); (5) the costs of the Proposed Reorganization are to be borne by Neuberger Berman, Inc. and not by Ariel Bond Fund; (6) the performance history and continuing portfolio management of Ariel Bond Fund's sub-adviser, which will also sub-advise New Fund; (7) the respective management fees and operating expenses of Ariel Bond

Fund and New Fund; and (8) the terms and conditions of an agreement between Ariel Capital Management, LLC and Neuberger Berman Inc.

      This Prospectus/Proxy Statement constitutes the proxy statement of Ariel Bond Fund for the Meeting and the prospectus for the shares of New Fund that are currently being registered with the Securities and Exchange Commission ("SEC") and are to be issued by New Fund in connection with the Proposed Reorganization.

      If approved by Ariel Bond Fund shareholders, the Proposed Reorganization will be effected by the transfer of all the assets of the Institutional Class shares and Investor Class shares of Ariel Bond Fund in exchange solely for Lehman Brothers Institutional Class shares ("Institutional Class") and Neuberger Berman Investor Class shares ("Investor Class"), respectively, of New Fund and New Fund's assumption of all liabilities of Ariel Bond Fund. On the day of the Proposed Reorganization, each Ariel Bond Fund shareholder will receive shares of New Fund with the same total net asset value as their Ariel Bond Fund shares. As soon as reasonably practicable, after the Proposed Reorganization is effected, Ariel Bond Fund will be terminated.

      This Prospectus/Proxy Statement sets forth certain information that an Ariel Bond Fund shareholder should know before voting on the Reorganization Plan and should be retained for future reference. A Statement of Additional Information relating to this Prospectus/Proxy Statement dated [April 30], 2005 ("SAI") has been filed with the SEC and is incorporated herein by reference. A copy of the SAI may be obtained without charge by writing or calling New Fund at the address and telephone number shown on the prior page.

      This Prospectus/Proxy Statement was first mailed to shareholders on or about [April 30], 2005.

      SHARES OF NEW FUND AND ARIEL BOND FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ARIEL TRUST OR NEW TRUST.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

SUMMARY....................................................................... 1

      About the Proposed Reorganization........................................1

      Board Considerations.....................................................2

      Reasons for the Proposed Reorganization..................................2

      Investment Objectives and Policies.......................................3

      Purchases................................................................3

      Exchanges................................................................3

      Dividends and Other Distributions........................................3

      Redemption Procedures....................................................4

      Voting Information.......................................................4

      Federal Income Tax Consequences..........................................5

COMPARISON OF PRINCIPAL RISK FACTORS...........................................5

      Main Risks...............................................................5

      Other Risks..............................................................6

OVERVIEW OF ARIEL BOND FUND AND NEW FUND.......................................6

      Investment Objectives, Strategies, Policies of Ariel Bond Fund and
      New Fund.................................................................6

      New Fund's Goal and Strategy.............................................7

      Performance Information..................................................8

      Comparative Fee Tables..................................................11

      Expense Example.........................................................12

      Management and Arrangements with Service Providers......................12

      Shareholder Rights......................................................13

INFORMATION RELATING TO THE PROPOSED REORGANIZATION...........................14

      Description of the Agreement and Plan of Reorganization and
      Termination.............................................................15

      Reasons for the Proposed Reorganization.................................17

      Board Considerations....................................................18

      Capitalization..........................................................19

      Federal Income Tax Consequences.........................................19

FINANCIAL HIGHLIGHTS..........................................................20

INFORMATION RELATING TO VOTING MATTERS........................................20

      General Information.....................................................20

      Shareholder Approval....................................................21

      Control Persons.........................................................21

      Quorum; Adjournment.....................................................22

      Description of the Securities to be Issued..............................22

ADDITIONAL INFORMATION ABOUT NEW FUND AND ARIEL BOND FUND.....................22

LEGAL MATTERS.................................................................23

EXPERTS.......................................................................23

OTHER BUSINESS................................................................24

SHAREHOLDER INQUIRIES.........................................................24

APPENDIX A FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION......A-1

APPENDIX B  INFORMATION RELATING TO BUYING AND SELLING SHARES OF NEW
FUND'S SHARES OF EACH CLASS..................................................B-1

APPENDIX C ARRANGEMENTS WITH SERVICE PROVIDERS...............................C-1

APPENDIX D CAPITALIZATION TABLES.............................................D-1

                                     SUMMARY

      The following is a summary of certain information relating to the Proposed Reorganization and is qualified in its entirety by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement and the attached appendices.

ABOUT THE PROPOSED REORGANIZATION

      Ariel Trust Board and the Board of Trustees of New Trust ("New Trust Board"), including in each case all the trustees who are not "interested persons" of Ariel Trust or New Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), propose that Ariel Bond Fund convert into New Fund and that each Ariel Bond Fund shareholder become a shareholder of New Fund.

      The Proposed Reorganization will have three steps:

      o First, if the shareholders of Ariel Bond Fund approve the Reorganization Plan, Ariel Bond Fund will transfer all of its assets to New Fund. In exchange, Ariel Bond Fund will receive shares of New Fund Investor Class equal in number and net asset value to Ariel Bond Fund's Investor Class shares and shares of New Fund Institutional Class equal in number and net asset value to Ariel Bond Fund's Institutional Class shares, all calculated as of the close of business on the date of closing of the Proposed Reorganization ("Closing Date"). New Fund will assume all of Ariel Bond Fund's liabilities.

      o Second, New Fund, through its transfer agent, will open an account for each Investor Class and Institutional Class shareholder of Ariel Bond Fund and will credit each such account with Investor Class or Institutional Class shares, respectively, of New Fund equal in number and net asset value to the Ariel Bond Fund shares that the shareholder owned on the Closing Date.

      o  Ariel Bond Fund will subsequently be terminated.

      Approval of the Reorganization Plan will constitute approval of the above-described transfer of assets, assumption of liabilities, distribution of shares and termination of Ariel Bond Fund.

      No sales charge or fee of any kind will be charged to Ariel Bond Fund shareholders in connection with the Proposed Reorganization. Consummation of the Proposed Reorganization is subject to a number of conditions.

BOARD CONSIDERATIONS

      Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, each of Ariel Trust Board and New Trust Board has determined that the Proposed Reorganization is in the best interests of shareholders of Ariel Bond Fund and New Fund, respectively, and Ariel Trust Board has determined that the interests of existing shareholders of Ariel Bond Fund will not be diluted as a result of the Proposed Reorganization. See "Information Relating to the Proposed Reorganization - Board Considerations."

REASONS FOR THE PROPOSED REORGANIZATION

      The primary reason for the Proposed Reorganization is to provide for the ongoing management of Ariel Bond Fund. Due to the relatively small asset size of Ariel Bond Fund, Ariel Capital Management, LLC, its investment adviser ("Ariel Capital"), had proposed to Ariel Trust Board the liquidation of Ariel Bond Fund. Ariel Bond Fund's sub-adviser, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), expressed an interest in continuing to manage Ariel Bond Fund, which Ariel Trust Board believed would be preferable to liquidation. It is expected that around April 1, 2005, Lincoln Capital Fixed Income Management Company, LLC will change its name to Lehman Brothers Asset Management LLC. As a result, Neuberger Berman Inc., Neuberger Berman Management Inc.'s ("NBMI") parent company and an affiliate of Lincoln Capital, entered into an agreement with Ariel Capital dated [__________], 2005, pursuant to which Neuberger Berman Inc. would acquire certain assets and the goodwill related to Ariel Capital's business with respect to Ariel Bond Fund and Ariel Capital would agree to certain transitional and post-closing services and covenants. The Proposed Reorganization described in this Prospectus/Proxy Statement is being proposed in conjunction with that sale by Ariel Capital, and the consummation of the agreement is conditioned upon, among other things, shareholders of Ariel Bond Fund approving the Proposed Reorganization. The Proposed Reorganization will provide New Fund with access to new distribution capabilities and may result in an increase in assets of the fund.

      In approving the Proposed Reorganization, Ariel Trust Board considered, among other things, (1) the terms and conditions of the Reorganization Plan; (2) the best interests of the shareholders of Ariel Bond Fund; (3) that Ariel Bond Fund shareholder interests would not be diluted as a result of the Proposed Reorganization (the exchange would take place at net asset value and there would be no sales charge or other charge imposed as a result of the Proposed Reorganization); (4) the expected federal income tax consequences of the Proposed Reorganization (the Proposed Reorganization is structured to qualify as a tax-free exchange); (5) the costs of the Proposed Reorganization are to be borne by Neuberger Berman, Inc. and not by Ariel Bond Fund; (6) the performance history and continuing portfolio management of Ariel Bond Fund's sub-adviser, which will also sub-advise New Fund; (7) the respective management fees and operating expenses of Ariel Bond Fund and New Fund; and (8) the terms and conditions of the agreement between Ariel Capital and Neuberger Berman Inc.

INVESTMENT OBJECTIVES AND POLICIES

      Since New Fund has been created as a shell series of New Trust solely for the purpose of the Proposed Reorganization, it has investment objectives and principal investment policies and strategies that are substantially identical to those of Ariel Bond Fund. However, New Fund will not be subject to some of the investment limitations that apply to Ariel Bond Fund.

PURCHASES

      Shares of Ariel Bond Fund are, and shares of New Fund will be, sold on a continuous basis at net asset value with no sales charges. The net asset value of shares of each class of Ariel Bond Fund and New Fund is calculated as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Central Time, which is 4:00 p.m. Eastern Time). Purchases of each class of shares may be made by wire, by phone (except Ariel Bond Fund Institutional Class) or by check (except New Fund Institutional Class). Purchases of the Investor Class shares of Ariel Bond Fund and of the Investor Class shares of New Fund can also be made via the Internet or by setting up an automatic/systematic investment program. Purchases of the Institutional Class shares of New Fund may be made through certain investment providers or directly if the investment minimums are met. Shareholders of Ariel Bond Fund and of New Fund may reinvest their dividends in Fund shares. Ariel Bond Fund and New Fund shareholders may not make an initial purchase by telephone. Minimum additional investments for the purchase of shares of Ariel Bond Fund Investor Class are $50. Minimum additional investments for purchases of shares of New Fund Investor Class will be $100. However, New Fund Investor Class shareholders may purchase shares by phone or by wire only if the investment order is for at least $1,000.

EXCHANGES

      Shares of New Fund Investor Class may be exchanged on any business day at their net asset value for shares of the Investor Class of one or more of the 17 other Neuberger Berman funds. Exchanges for a first investment in a Neuberger
Berman fund require a minimum investment of $2000; exchanges of additional investments in a Neuberger Berman fund require $1000. Shares of New Fund Institutional Class may not be exchanged. Shares of each class of Ariel Bond Fund may be exchanged on any business day at their net asset value for shares of the two other funds of Ariel Trust and the SSgA Money Market Fund as long as the investment minimums for the desired fund are met.

DIVIDENDS AND OTHER DISTRIBUTIONS

      Ariel Bond Fund ordinarily declares and pays, and New Fund ordinarily will declare and pay, dividends from net investment income and net realized capital gains, if any, [monthly]. Dividends and capital gain distributions will be automatically reinvested in fund shares, unless otherwise indicated in the purchase application or in writing. Ariel Bond Fund and New Fund also provide the following options: shareholders may (1) receive all distributions in cash or
(2) reinvest capital gain distributions, but receive income distributions in cash.

REDEMPTION PROCEDURES

      Shares of Ariel Bond Fund and New Fund are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after a redemption request is accepted. Redemptions of New Fund Institutional Class shares may be made directly or through certain investment providers. Redemptions of each class of shares may be made in writing by sending a letter, by telephone, or by wire. Investor Class shares of Ariel Bond Fund and New Fund also may be redeemed via the Internet or under a Systematic Withdrawal Plan. Shares of Investor Class and Institutional Class of New Fund valued up to $50,000 and $250,000 may be redeemed by sending a written request by fax. All phone orders to sell shares of New Fund must be for at least $1,000, unless you are closing out an account. There is no such minimum for redeeming Ariel Bond Fund shares by phone. New Fund Institutional Class has no Systematic Withdrawal Plan. Ariel Bond Fund's Systematic Withdrawal Plan requires a $25,000 minimum account balance, while New Fund Investor Class requires a $5,000 balance. Withdrawals under Ariel Bond Fund's and New Fund's plan must be at least $100.

      Ariel Bond Fund and New Fund each give shareholders the option of having their redemption proceeds wired to a designated bank account. For this service, New Fund Investor Class charges an $8 fee if the total balance in all Neuberger Berman fund accounts is less than $200,000. Ariel Bond Fund may charge a $10 fee for this service. There is no fee for this service for New Fund Institutional Class shares.

      Both classes of shares of Ariel Bond Fund and shares of Investor Class of New Fund require a signature guarantee when selling more than $100,000 or $50,000 worth of shares, respectively. Both classes of shares of Ariel Bond Fund and shares of Investor Class of New Fund also require a signature guarantee when a check for the proceeds is made out to someone other than an owner of record or sent somewhere other than the address of record, or when proceeds are to be sent by wire or electronic transfer (only for New Fund Investor Class) to a bank account not designated in advance. Ariel Bond Fund also requires a signature guarantee when the address on record has been changed in the past sixty days or when you ask for proceeds to be sent by wire but this option is not activated on the account. New Fund Institutional Class requires a signature guarantee for changes to the account or to the instructions for distribution of proceeds.

      Neither Ariel Bond Fund nor New Fund issues stock certificates.

      For more information relating to purchasing and selling shares of Ariel Bond Fund, see Ariel Bond Fund's Prospectus, dated February 1, 2005, and for more information relating to purchasing and selling shares of New Fund, see Appendix B.

VOTING INFORMATION

      This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by Ariel Trust Board in connection with the Meeting. Only shareholders of record at the close of business on [April 16], 2005 will be entitled to notice of and to vote at the Meeting. Each share or fraction thereof is entitled to one vote or fraction thereof. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no instruction is given, the persons named as proxies will vote in favor of the Proposed Reorganization. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person. For soliciting services, estimated proxy expenses total [$11,200]. Neuberger Berman Inc. will bear all costs of solicitation. For additional information, including a description of the shareholder vote required for approval of the Proposed Reorganization, see "Information Relating to Voting Matters."

FEDERAL INCOME TAX CONSEQUENCES

      None of Ariel Bond Fund and its shareholders and New Fund is expected to recognize any gain or loss for federal income tax purposes as a result of the Proposed Reorganization. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

                      COMPARISON OF PRINCIPAL RISK FACTORS

MAIN RISKS

      The main risk factors for both Ariel Bond Fund and New Fund are substantially identical. Unless otherwise noted, the risks shown for the New Fund apply to the Ariel Bond Fund. Most of New Fund's performance will depend on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.

      New Fund's yield and total return will change with interest rate movements. When interest rates rise, New Fund's share price will typically fall. New Fund's sensitivity to this interest rate risk will increase with any increase in New Fund's duration.

      Some debt securities in which New Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent New Fund holds callable securities and the issuers repay the securities early, New Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, New Fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

      A downgrade or default affecting any of New Fund's securities would affect New Fund's performance. Performance could also be affected if unexpected interest rate trends cause New Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, New Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

      Over time, New Fund may produce lower returns than stock investments and less conservative bond investments. Although Ariel Bond Fund's average return has out-paced inflation over the long term, New Fund may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on New Fund distributions.

      New Fund will normally execute an above-average amount of fixed income trading. Its annual portfolio turnover rate will typically exceed 300%, and in some years may even exceed 400%. A portfolio rate of 300% is equivalent to New Fund buying and selling all of the securities in its portfolio three times in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders will be taxed on the distributions.

OTHER RISKS

      New Fund may use certain practices and securities involving additional risks.

      New Fund's use of certain derivatives to hedge interest rate risk could affect fund performance if interest rates, or the derivatives, do not perform as expected.

      Although New Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of New Fund itself and do not guarantee the market price of the securities. Securities issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the U.S. Treasury; some are backed only by the issuing entity.

      When New Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality, short-term debt instruments. This could help New Fund avoid losses but may mean lost opportunities.

                    OVERVIEW OF ARIEL BOND FUND AND NEW FUND

INVESTMENT OBJECTIVES, STRATEGIES, POLICIES OF ARIEL BOND FUND AND NEW FUND

      Since New Fund has been created as a shell series of New Trust solely for the purpose of the Proposed Reorganization, it has investment objectives and principal investment policies and strategies that are substantially identical to those of Ariel Bond Fund. However, New Fund will not be subject to the following investment limitations that apply to Ariel Bond Fund: (1) the fundamental restriction that does not allow the fund to purchase from or sell to any of the Trust's officers or trustees, or firms of which any of them are members, any securities (other than capital stock of the fund); and (2) the non-fundamental restrictions that do not allow the fund (a) to purchase a futures contract, except in respect to interest rates and then only if, with respect to positions which do not represent bona fide hedging, the aggregate initial margin for such positions would not exceed 5% of the fund's total assets, (b) to purchase or retain the securities of any issuer if any officer or trustee of the fund or investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and if together such individuals own more than 5% of the securities of such issuer, (c) to loan portfolio securities, (d) to invest in the securities of other investment companies, (e) to invest in interests in oil, gas, or other mineral exploration or development programs, or (f) to purchase securities in companies, which together with its predecessors, have a record of less than three years' continuous operation if, as a result, more than 5% of the value of its assets would be invested in the securities of such companies.

NEW FUND'S GOAL AND STRATEGY

      The investment goal of New Fund will be to seek to maximize total return through a combination of income and capital appreciation.

      To pursue this goal, New Fund may invest in U.S. Treasury bonds, bonds guaranteed by an agency of the Federal government, corporate bonds, commercial paper, and mortgage and other asset-backed bonds. At the time of investment, all of these securities must be at least investment-grade.

      Under normal market conditions, New Fund will invest at least 80% of its net assets plus any borrowing for investment purposes (calculated at the time of any investment) in high quality fixed-income securities for which a ready market exists. If the securities are private-sector issues - corporate bonds, commercial paper or bonds secured by assets such as home mortgages - generally, they must have earned an "A" rating or better from a nationally recognized statistical rating organization, such as Moody's Investors Service, Standard & Poor's or Fitch. New Fund will also consider all bonds issued by the U.S.
Government and its agencies to be high quality, although in highly unusual circumstances such bonds may present credit risk.

      The manager will consider three principal factors in managing New Fund's investments:

   o  the current level of and expected changes in interest rates;

   o  the relative  attractiveness  of the different sectors of the bond market:
      U.S. Treasury bonds or bonds issued by government agencies (e.g., the Student Loan Marketing Association and the Federal Farm Credit System); mortgage-backed bonds; asset-backed bonds; corporate bonds and commercial paper; and

   o  individual issue selection criteria.

      NEW FUND'S INTEREST RATE STRATEGY. The manager will seek to protect the value of New Fund's bonds from interest rate increases - and capture the gain in value when interest rates fall - by managing New Fund's average duration against that of the overall U.S. bond market.

      The duration of all the bonds in the Lehman Brothers Aggregate Bond Index usually averages about four to five years. New Fund's duration will normally vary up to one year from the average. The duration will be shorter than the market average if the manager's analysis indicates that interest rates will rise and bond prices will fall; it will be longer if the analysis indicates the opposite trend - that rates will fall and prices will rise. New Fund may deviate up to two years from the bond market's average duration, although the manager does not anticipate extending that far except in the most extreme circumstances.

      The manager will consider a combination of three key factors in its analysis of the future course of interest rates:

   o  pace of economic activity;

   o  U.S. monetary policy; and

   o  public's expectations for inflation.

      Generally, interest rates will rise and bond prices will fall with a growing economy, when the Federal Reserve raises interest rates, or with a rising inflation rate. Interest rates will fall and bond prices will rise with an opposite combination of factors.

      NEW FUND'S SECTOR SELECTION. The difference in interest paid on bonds in various sectors remains fairly constant. For example, when interest rates on Treasury bonds rise, rates on corporate bonds will generally rise by a similar amount. But, depending on outside economic influences, investor sentiment and the law of supply and demand, a sector may deviate from the norm. This deviation may offer an opportunity for New Fund to earn more than usual for bonds at a given level of risk. As the manager monitors the bond market, it will compare the differences in sector interest rates with historical levels in an effort to profit from deviations.

      NEW FUND'S INDIVIDUAL ISSUE SELECTION. When making investment decisions, the manager will examine the unique characteristics of each security. These include credit quality, maturity, issue structure and mortgage prepayment risks. The manager will seek to assure that New Fund receives adequate compensation for the risk it is assuming and, if possible, will seek bonds that pay more than the prevailing rate of interest for the risks they involve.

      While Ariel Bond Fund may not change its investment objective without shareholder approval, New Fund will have the ability to change its goal without shareholder approval, although it does not currently intend to do so.

      DURATION AND MATURITY. Duration is a measure of a bond investment's sensitivity to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in prevailing interest rates. Maturity addresses when the last payment on a bond will be made and does not measure interim payments.

      Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.

      BOND RATINGS. Most large issuers obtain credit ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated.

      New Fund considers bonds rated in the top four categories of credit quality by at least one rating agency to be investment grade.

PERFORMANCE INFORMATION

      The performance information presented below is that of the Investor Class and Institutional Class of Ariel Bond Fund. Each class of New Fund will adopt the performance history of the corresponding Ariel Bond Fund class if, and when, the Proposed Reorganization has been approved by Ariel Bond Fund shareholders and the assets of Ariel Bond Fund have been transferred to New Fund. New Fund Investor Class will also adopt the performance history of Ariel Bond Fund Institutional Class from the period of October 1, 1995 to the inception of Ariel Bond Fund Investor Class.

      This information below provides different measures of Ariel Bond Fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.

      The table compares Ariel Bond Fund's return to those of a broad-based market index. Ariel Bond Fund's performance figures include all of its expenses, but the index does not include costs of making investments or any tax consequences.

      For the New Fund, you will be able to obtain its current yield by phone or on the Internet. The current yield is the fund's net income over a 30-day period expressed as an annual rate of return.

Ariel Bond Fund Institutional Class Performance Information

      The charts below provide an indication of the risks of investing in Ariel Bond Fund Institutional Class. The bar chart shows how Ariel Bond Fund Institutional Class' performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.

      YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR

                                     [CHART]

     1996    1997    1998    1999    2000    2001    2002    2003    2004
     3.15    9.16    7.65    -0.57   10.07   7.53    9.62    4.14    4.64

Best Quarter: Q3 '01, 4.44% Worst Quarter: Q2 '04, -2.19%

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/2004
--------------------------------------------------------------------------------
                                         1 Year        5 Years   Since Inception
                                                                    10/1/1995
--------------------------------------------------------------------------------
Ariel Bond Fund Institutional Class      4.64%          7.17%         6.32%
--------------------------------------------------------------------------------
Return After Taxes on Distributions      2.95%          4.96%         4.04%
--------------------------------------------------------------------------------
Return After Taxes on Distributions      3.19%          4.83%         4.01%
and Sale of Fund Shares
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index     4.34%          7.71%         6.88%
--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index is an unmanaged index that represents the investment grade bond market. It is composed of securities from the Lehman Brothers Treasury, Government-Related, Corporate and Securitized Indices.
--------------------------------------------------------------------------------

After-tax returns are calculated using the highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Ariel Bond Fund Investor Class Performance Information
------------------------------------------------------

      The charts below provide an indication of the risks of investing in Ariel Bond Fund Investor Class. The bar chart shows how Ariel Bond Fund Investor Class' performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.

                  YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

                                     [CHART]

     1996    1997    1998    1999    2000    2001    2002    2003    2004
     3.15            7.23    -0.97   9.75    7.01    9.19    3.83    4.12

Best Quarter: Q3 '01, 4.34% Worst Quarter: Q2 '04, -2.29%

*The year-by-year and average annual total return data from 10/1/1995 to 2/1/1997 are that of Ariel Premier Bond Fund Institutional Class. Because this class has lower expenses, its returns would be higher than the Investor Class returns would have been.

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/2004*
--------------------------------------------------------------------------------
                                              1 Year      5 Years       Since
                                                                     [10/1/1995]
--------------------------------------------------------------------------------
Ariel Bond Fund Investor Class                4.12%       6.75%        [6.08%]
--------------------------------------------------------------------------------
Return After Taxes on Distributions           2.58%       4.70%        [3.88%]
--------------------------------------------------------------------------------
Return After Taxes on Distributions and       2.86%       4.57%        [3.85%]
Sale of Fund Shares
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index          4.34%       7.71%        [7.00%]
--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index is an unmanaged index that represents the investment grade bond market. It is composed of securities from the Lehman Brothers Treasury, Government-Related, Corporate and Securitized Indices.
--------------------------------------------------------------------------------

After-tax returns are calculated using the highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

COMPARATIVE FEE TABLES

      The tables set forth below show: (a) shareholder fees and annual operating expenses for each class of Ariel Bond Fund for the fiscal year ended September 30, 2004; and (b) the estimated expenses of each class of New Fund for the fiscal year ended October 31, 2005. Neither New Fund nor Ariel Bond Fund charges you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses.

Institutional Class Comparative Fee Table
-----------------------------------------

                                                 Ariel Bond Fund        New Fund
                                                   Institutional   Institutional
FEE TABLE                                                  Class           Class
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                            None            None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average
net assets)
These are deducted from fund assets, so
you pay them indirectly

              Management fees**                            0.45%           0.40%
PLUS:         Distribution (12b-1) fees                     None            None
              Other expenses                                None           0.30%
--------------------------------------------------------------------------------
EQUALS:       Total annual operating
              expenses                                     0.45%           0.70%
--------------------------------------------------------------------------------
MINUS:        Expense Reimbursements                        None           0.25%
--------------------------------------------------------------------------------
EQUALS:       Net Expenses                                 0.45%        0.45%***
--------------------------------------------------------------------------------

* Effective January 1, 2005, Lincoln Capital contractually agreed to waive all fees otherwise payable to it under the subadvisory agreement with Ariel Capital. The waiver continues through the expiration of the subadvisory agreement. ** "Management fees" includes investment management and administration fees.
*** NBMI has contractually agreed to reimburse certain expenses of New Fund through [10/31/2014], so that the total annual operating expenses of New Fund are limited to 0.45% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. New Fund has agreed to repay NBMI for expenses reimbursed to New Fund provided that repayment does not cause New Fund's annual operating expenses to exceed 0.45% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

NBMI has voluntarily agreed to waive its investment management fee in the amount of 0.20% of the fund's average net assets through [10/31/2006]. As a result of this waiver, the investment management fee of the fund will be limited to 0.05% of its average net assets.

Investor Class Comparative Fee Table
------------------------------------

                                              Ariel Bond Fund           New Fund
FEE TABLE                                      Investor Class     Investor Class
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                      None                  None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average
net assets)
These are deducted from fund assets, so
you pay them indirectly

              Management fees**                      0.60%                 0.52%
PLUS:         Distribution (12b-1) fees              0.25%                 0.25%
              Other expenses                          None                 0.55%
--------------------------------------------------------------------------------
EQUALS:       Total annual operating
              expenses                               0.85%                 1.32%
--------------------------------------------------------------------------------
MINUS:        Expense Reimbursement                   None                 0.47%
--------------------------------------------------------------------------------
EQUALS:                                              0.85%              0.85%***
--------------------------------------------------------------------------------

*Effective January 1, 2005, Lincoln Capital contractually agreed to waive all fees otherwise payable to it under the subadvisory agreement with Ariel Capital. The waiver continues through the expiration of the subadvisory agreement. ** "Management fees" for New Fund includes investment management and administration fees.
*** NBMI has contractually agreed to reimburse certain expenses of New Fund through [10/31/2014], so that the total annual operating expenses of New Fund are limited to 0.85% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. New Fund has agreed to repay NBMI for expenses reimbursed to New Fund provided that repayment does not cause New Fund's annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

NBMI has voluntarily agreed to waive its investment management fee in the amount of 0.20% of the fund's average net assets through [10/31/2006]. As a result of this waiver, the investment management fee of the fund will be limited to 0.05% of its average net assets.

EXPENSE EXAMPLE

      The expense examples can help you compare costs between each class of Ariel Bond Fund and the corresponding class of New Fund if the Proposed Reorganization is approved. The examples assume that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that Ariel Bond Fund's and New Fund's expenses were those in the tables above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Institutional Class Expense Example
-----------------------------------

                                         1 Year    3 Years    5 Years   10 Years
Ariel Bond Fund Institutional Class        $46      $144       $252       $567
New Fund Institutional Class               $46      $144       $252       $567


Investor Class Expense Example

                                         1 Year    3 Years    5 Years   10 Years
Ariel Bond Fund Investor Class             $87      $271       $471      $1,049
New Fund Investor Class                    $87      $271       $471      $1,049

MANAGEMENT AND ARRANGEMENTS WITH SERVICE PROVIDERS

      Andrew A. Johnson, is a Managing Director of Lincoln Capital. He joined the predecessor to Lincoln Capital (Lincoln Capital Management Company) in 1989. Mr. Johnson is the co-head of investment grade fixed income and lead portfolio manager for multiple core bond portfolios. He is the Chief Investment Officer for investment grade strategies with responsibility for the overall direction of the investment process and research. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products Team. He is also a member of the Advisory Committee to Lincoln Capital's Board of Directors and the Firm's Steering

Committee. Prior to joining the Firm, he was a manager of financial planning and analysis at Illinois Bell. Previously, he had been an R&D engineer at Northrop Defense Systems Division. Mr. Johnson earned his BS and MS degrees in Electrical Engineering at the Illinois Institute of Technology and his MBA from the University of Chicago. He serves on the Lehman Brothers Analytics Advisory Council and Index Advisory Council.

      Richard  W.  Knee,  is a  Managing  Director  and Board  member of Lincoln
Capital. He joined the predecessor to Lincoln Capital (Lincoln Capital Management Company) in 1983. Mr. Knee is the co-head of investment grade fixed income and lead portfolio manager with primary responsibility for full discretion portfolios, which include the Lehman Brothers Core Bond Fund, and custom strategies. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Interest Rate Strategy team. He is also a member of the Firm's Steering Committee. Prior to 1983, he was a fixed income portfolio manager in the trust departments of both the Harris Bank and the First National Bank of Chicago. Mr. Knee graduated from the University of Notre Dame and has an MBA from the University of California at Berkeley.

      The Statement of Additional Information provides additional about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities.

      Responsibility to oversee management of Ariel Bond Fund rests with Ariel Trust Board. The investment adviser to Ariel Bond Fund is Ariel Capital, 200 East Randolph Drive, Suite 2900, Chicago, IL 60601. The investment sub-adviser is Lincoln Capital, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Ariel Capital also provides administrative services to Ariel Bond Fund and engages State Street Bank and Trust Company ("State Street") to act as the Fund's custodian and Boston Financial Data Services, a subsidiary of State Street, to serve as Ariel Bond Fund's transfer agent. Ariel Distributors Inc., a wholly owned subsidiary of Ariel Capital, acts as principal underwriter of Ariel Bond Fund. They may directly or indirectly pay qualifying broker-dealers, financial institutions and other entities for providing distribution services to Ariel Bond Fund.

      Responsibility to oversee management of New Fund will rest with New Trust Board. The investment manager to New Fund will be NBMI, a wholly owned subsidiary of Neuberger Berman Inc., located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. NBMI will retain Lincoln Capital as sub-adviser; it is expected that around April 1, 2005 Lincoln Capital will change its name to Lehman Brothers Asset Management LLC. Both Lincoln Capital and Neuberger Berman Inc. are wholly owned subsidiaries of Lehman Brothers Holdings Inc. NBMI also will serve as the administrator of New Fund and distributor of its shares. State Street will serve as New Fund's custodian and transfer agent.

      In approving the Reorganization Plan, you are also approving NBMI as New Fund's investment adviser and Lincoln Capital as New Fund's sub-adviser.

      See Appendix C for more information regarding arrangements with service providers of Ariel Bond Fund and New Fund.

SHAREHOLDER RIGHTS

      The chart below describes some of the differences between your rights as an Ariel Bond Fund shareholder and your rights as a New Fund shareholder. Ariel Bond Fund is a series of Ariel Trust, a Massachusetts business trust, and New Fund is a series of New Trust, a Delaware statutory trust.

--------------------------------------------------------------------------------------------------------
             CATEGORY                        ARIEL BOND FUND                       NEW FUND
--------------------------------------------------------------------------------------------------------
1.      Par Value                    Each share has no par value.      Each share has a par value of
                                                                       $.001
--------------------------------------------------------------------------------------------------------
2.      Preemptive Rights            None                              None
--------------------------------------------------------------------------------------------------------
3.      Preference                   None but subject to change by     None
                                     Board as appropriate
--------------------------------------------------------------------------------------------------------
4.      Appraisal Rights             None but subject to change by     None
                                     Board as appropriate
--------------------------------------------------------------------------------------------------------
5.      Conversion Rights            [None] [Confirm]                  None
--------------------------------------------------------------------------------------------------------
6.      Exchange Rights (not         [None] [Confirm]                  None
        including the right to
        exchange among Funds)
--------------------------------------------------------------------------------------------------------
7.      Shareholder Rights           No right to call for any          No right to call for any
                                     partition or division of          partition or division of
                                     property, profits, rights or      property, profits, rights or
                                     interest of the Trust             interest of the Trust
--------------------------------------------------------------------------------------------------------
8.      Personal Liability of        None, subject to theoretical      None
     Shareholders                    risks under Massachusetts
                                     common law
--------------------------------------------------------------------------------------------------------
9.      Annual meetings              No annual meetings required,      No annual meetings required,
                                     unless required under the 1940    unless required under the 1940
                                     Act                               Act
--------------------------------------------------------------------------------------------------------
10.     Right to call meeting of     Shall be called upon request of   Shall be called upon request of
     shareholders                    shareholders owning at least      shareholders owning at least
                                     10% of the outstanding shares     10% of the outstanding shares
--------------------------------------------------------------------------------------------------------
11.     Notice of meetings           Mailed to each shareholder        Mailed to each shareholder
                                     entitled to vote at least 10      entitled to vote at least 15
                                     days prior to the meeting and     days prior to the meeting
                                     not more than 90 days prior to
                                     the meeting
--------------------------------------------------------------------------------------------------------
12.     Record date for meetings     Trustees may fix in advance a     Trustees may fix in advance a
                                     date up to 90 days before the     date up to 90 days before the
                                     meeting                           meeting
--------------------------------------------------------------------------------------------------------
13.     Election of Trustees         Requires plurality                Requires plurality
--------------------------------------------------------------------------------------------------------
14.     Adjournment of meetings      A majority of shares present in   A majority of shares present in
                                     person or by proxy and entitled   person or by proxy and entitled
                                     to vote                           to vote
--------------------------------------------------------------------------------------------------------
15.     Removal of Trustees by       May be removed at a shareholder   May be removed at a shareholder
     Shareholders                    meeting by a vote of              meeting by a vote of
                                     shareholders owning at least      shareholders owning at least
                                     2/3 of the outstanding shares     2/3 of the outstanding shares
                                     of the Trust                      of the Trust
--------------------------------------------------------------------------------------------------------

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

      Ariel Capital, a Delaware limited liability company, and Neuberger Berman Inc., a Delaware corporation, entered into an agreement dated [_________], 2005. Subject to certain conditions, Ariel Capital will sell certain assets and all of its goodwill with respect to Ariel Bond Fund to Neuberger Berman Inc. ("Purchase Transaction"). Ariel Capital will also agree to certain transitional and post-closing services and covenants. Upon the closing of the Purchase Transaction, Neuberger Berman Inc. will pay Ariel Capital $100,000 in cash. In addition, one year subsequent to the closing of the Purchase Transaction, Ariel Capital can earn up to $700,000 as additional purchase price in the event certain assets of the New Fund meet certain benchmarks. The reorganization described in this Prospectus/Proxy Statement is being proposed in conjunction with the sale by Ariel Capital, and the consummation of the Purchase Transaction is conditioned upon, among other things, shareholders of Ariel Bond Fund approving the Proposed Reorganization.

DESCRIPTION OF THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

      New Trust, on behalf of New Fund, and Ariel Trust, on behalf of Ariel Bond Fund, have entered into the Reorganization Plan, which provides that New Fund is to acquire the assets and assume the liabilities of Ariel Bond Fund. The Reorganization Plan sets forth the terms and conditions that will apply to the Proposed Reorganization. The following description is qualified in its entirety by reference to the Reorganization Plan, the form of which is set forth as Appendix A.

      The   Reorganization   Plan   provides   the   details  of  the   Proposed
Reorganization. In essence, the Proposed Reorganization will have three steps:

      o First, if the shareholders of Ariel Bond Fund approve the Reorganization Plan, Ariel Bond Fund will transfer all of its assets to New Fund. In exchange, Ariel Bond Fund will receive shares of New Fund Investor Class equal in number and net asset value to Ariel Bond Fund's Investor Class shares and shares of New Fund Institutional Class equal in number and net asset value to Ariel Bond Fund's Institutional Class shares, all calculated as of the close of business on the Closing Date. New Fund will assume all of Ariel Bond Fund's liabilities.

      o Second, New Fund, through its transfer agent, will open an account for each Investor Class and Institutional Class shareholder of Ariel Bond Fund and will credit each such account with Investor Class or Institutional Class shares, respectively, of New Fund equal in number and net asset value to the Ariel Bond Fund shares that the shareholder owned on the Closing Date (expected to be 6/10/2005, subject to change by the Trusts' agreement).

      o  Ariel Bond Fund will subsequently terminate.

      On the Closing Date, Ariel Bond Fund shareholders of each class will receive corresponding shares of New Fund equal in number and total value as their shares of Ariel Bond Fund. Because Ariel Bond Fund is a series of a registered investment company whose shareholders can redeem their shares at any time for their net asset value, there are no appraisal rights for shareholders that vote against the Proposed Reorganization.

      The assets of Ariel Bond Fund to be acquired by New Fund will consist of all assets and property - including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records and deferred and prepaid expenses shown as assets on Ariel Bond Fund's books - Ariel Bond Fund owns as of immediately after the close of business on the Closing Date ("Effective Time"). The investment policies and limitations of the Ariel Bond Fund and New Fund are sufficiently similar that it will not be necessary for Ariel Bond Fund to dispose of any assets or for New Fund to dispose of any of the assets it receives from Ariel Bond Fund in order for New Fund to operate within its investment policies and limitations after the consummation of the Proposed
Reorganization. There is no present intention that New Fund will sell or otherwise dispose of any of the assets transferred to it by Ariel Bond Fund, except for dispositions made in the ordinary course of its business if market conditions warrant, dispositions if a particular security is no longer consistent with New Fund's investment strategy following the Proposed Reorganization and dispositions necessary to maintain its status as a regulated investment company for federal tax purposes.

      New Fund will assume all  liabilities of Ariel Bond Fund.  However,  Ariel
Bond Fund will utilize its best efforts to discharge all of its known liabilities that are due prior to the Effective Time.

      The value of Ariel Bond Fund's assets to be acquired, and the amount of its liabilities to be assumed, by New Fund will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date in accordance with the valuation procedures described in Ariel Bond Fund's then-current Prospectus and Statement of Additional Information. Securities and other assets for which market quotations are not readily available will be valued by a method that Ariel Trust Board believes accurately reflects fair value.

      As soon as practicable after the Closing Date, Ariel Bond Fund will distribute PRO RATA to its shareholders of record as of the Effective Time, (1) the Investor Class shares of New Fund it receives in the Proposed Reorganization, so that each shareholder of Ariel Bond Fund Investor Class will receive a number of full and fractional Investor Class shares of New Fund equal in number and value to the shareholder's Ariel Bond Fund Investor Class shares and (2) the Institutional Class shares of New Fund it receives in the Proposed Reorganization, so that each shareholder of Ariel Bond Fund Institutional Class will receive a number of full and fractional Institutional Class shares of New Fund equal in number and value to the shareholder's Ariel Bond Fund Institutional Class shares. Such distribution will be accomplished by opening accounts on the books of New Fund in the names of Ariel Bond Fund shareholders and by transferring to these accounts the shares of each respective class of New Fund shares previously credited to Ariel Bond Fund on those books. Each shareholder's account shall be credited with the PRO RATA number of New Fund's Investor Class and Institutional Class shares due to that shareholder.

Fractional shares of each class of New Fund will be rounded to the third decimal place. Ariel Bond Fund will be terminated as soon as practicable thereafter.

      Accordingly, immediately after the Proposed Reorganization, each former shareholder of Ariel Bond Fund Investor Class and Institutional Class will own Investor Class and Institutional Class shares of New Fund, respectively, with an aggregate value equal to the value of that shareholder's Ariel Bond Fund shares immediately prior to the Proposed Reorganization. Moreover, because shares of each class of New Fund will be issued at net asset value in exchange for the net assets of Ariel Bond Fund attributable to the corresponding class of Ariel Bond Fund shares, the Proposed Reorganization will not result in a dilution of the value of any shareholder account in Ariel Bond Fund.

      Any transfer taxes payable upon issuance of New Fund shares in a name other than that of the registered holder on Ariel Bond Fund's books as of the Effective Time of the shares actually or constructively exchanged therefor will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of Ariel Bond Fund will continue to be its responsibility up to and including the Closing Date and thereafter until it is terminated.

      The consummation of the Proposed Reorganization is subject to certain conditions relating to the Reorganization Plan, including the following:

      o Approval of the Reorganization Plan by the shareholders of Ariel Bond Fund;

      o  Receipt of certain legal opinions described in the Reorganization Plan;

      o Continuing accuracy of the representations and warranties in the Reorganization Plan; and

      o  Performance in all material respects of the Reorganization Plan.

      New Trust, on behalf of New Fund, and Ariel Trust, on behalf of Ariel Bond Fund, may mutually agree to terminate the Reorganization Plan at or prior to the Closing Date. Alternatively, either Fund may decide unilaterally to terminate the Reorganization Plan under certain circumstances. In addition, either Fund may waive the other party's breach of a provision or failure to satisfy a condition of the Reorganization Plan.

      Each of Ariel Trust or New Trust may amend the Reorganization Plan in any manner, provided that after Ariel Bond Fund's shareholders' approval thereof, no such amendment may have a material adverse effect on their interests. The expenses solely and directly related to the Proposed Reorganization will be paid by Neuberger Berman Inc.

REASONS FOR THE PROPOSED REORGANIZATION

      The primary reason for the Proposed Reorganization is to provide for the ongoing management of Ariel Bond Fund. Due to the relatively small asset size of Ariel Bond Fund, Ariel Capital, its investment adviser, had proposed to Ariel

Trust Board the liquidation of Ariel Bond Fund. Ariel Bond Fund's sub-adviser, Lincoln Capital, expressed an interest in continuing to manage Ariel Bond Fund, which Ariel Trust Board believed would be preferable to liquidation. As a result, Neuberger Berman Inc., NBMI's parent company and an affiliate of Lincoln Capital, entered into an agreement with Ariel Capital dated [__________], 2005, pursuant to which Neuberger Berman Inc. would acquire certain assets and the goodwill related to Ariel Capital's business with respect to Ariel Bond Fund and Ariel Capital would agree to certain transitional and post-closing services and covenants. The Proposed Reorganization described in this Prospectus/Proxy Statement is being proposed in conjunction with that sale by Ariel Capital, and the consummation of the agreement is conditioned upon, among other things, shareholders of Ariel Bond Fund approving the Proposed Reorganization. The Proposed Reorganization will provide New Fund with access to new distribution capabilities and may result in an increase in assets of the fund.

BOARD CONSIDERATIONS

      Ariel Trust Board has determined that the Proposed Reorganization is in the best interests of Ariel Bond Fund and its shareholders and has approved the Reorganization Plan. In approving the Reorganization Plan, Ariel Trust Board considered the following factors, among others:

      (1)  the terms and conditions of the Reorganization Plan;

      (2)  the best interests of the shareholders of Ariel Bond Fund;

      (3) that Ariel Bond Fund shareholder interests would not be diluted as a result of the Proposed Reorganization (the exchange would take place at net asset value and there would be no sales charge or other charge imposed as a result of the Proposed Reorganization);

      (4)  the  expected   federal  income  tax  consequences  of  the  Proposed
           Reorganization (the Proposed Reorganization is structured to qualify as a tax-free exchange);

      (5) the costs of the Proposed Reorganization are to be borne by Neuberger Berman, Inc. and not by Ariel Bond Fund;

      (6) the performance history and continuing portfolio management of Ariel Bond Fund's sub-adviser, which will also sub-advise New Fund;

      (7) the respective management fees and operating expenses of Ariel Bond Fund and New Fund; and

      (8) the terms and conditions of the agreement between Ariel Capital and Neuberger Berman Inc.

Ariel Trust Board carefully reviewed certain "due diligence" materials related to Neuberger Berman Inc. and its subsidiaries. After consideration of the factors mentioned above and other relevant information, Ariel Trust Board determined that the Proposed Reorganization is in the best interests of Ariel Bond Fund and its shareholders and unanimously approved the Reorganization Plan and directed that it be submitted to shareholders for approval. Ariel Trust Board was advised by independent counsel in connection with the Proposed Reorganization. ARIEL TRUST BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION PLAN.

      At a meeting held on March 16, 2005, New Trust Board approved the Reorganization Plan, finding that the Proposed Reorganization is in the best interests of New Fund and its shareholders.

CAPITALIZATION

      Capitalization tables showing unaudited capitalization of Ariel Bond Fund's Investor Class and Institutional Class shares, New Fund's Investor Class and Institutional Class shares and unaudited capitalization of Ariel Bond Fund and New Fund on a pro forma combined basis after the Proposed Reorganization are included in Appendix D.

FEDERAL INCOME TAX CONSEQUENCES

      The exchange of Ariel Bond Fund's assets for New Fund's shares and the latter's assumption of Ariel Bond Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"). As a condition to consummation of the Proposed Reorganization, each Trust will receive an opinion from Kirkpatrick & Lockhart Nicholson Graham LLP, New Trust's counsel ("Opinion"), substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of each Trust and conditioned on the Proposed Reorganization's being completed in accordance with the Reorganization Plan, for federal income tax purposes:

      (a) The Proposed Reorganization will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

      (b) Ariel Bond Fund will recognize no gain or loss on the transfer of its assets to New Fund in exchange solely for New Fund's Shares and its assumption of Ariel Bond Fund's liabilities or on the subsequent distribution of those shares to Ariel Bond Fund's shareholders in exchange for their Ariel Bond Fund shares;

      (c) New Fund will recognize no gain or loss on its receipt of Ariel Bond Fund's assets in exchange solely for New Fund's shares and its assumption of Ariel Bond Fund's liabilities;

      (d) New Fund's basis in each asset it receives from Ariel Bond Fund will be the same as Ariel Bond Fund's basis therein immediately before the Proposed Reorganization, and New Fund's holding period for each such asset will include Ariel Bond Fund's holding period therefor;

      (e) An Ariel Bond Fund shareholder will recognize no gain or loss on the exchange of all its Ariel Bond Fund shares solely for New Fund shares pursuant to the Proposed Reorganization;

      (f) An Ariel Bond Fund shareholder's aggregate basis in the New Fund shares it receives in the Proposed Reorganization will be the same as the aggregate basis in its Ariel Bond Fund shares it actually or constructively surrenders in exchange for those New Fund shares, and its holding period for those New Fund shares will include, in each instance, its holding period for those Ariel Bond Fund shares, provided the shareholder holds them as capital assets at the Effective Time; and

      (g) For purposes of section 381 of the Code, New Fund will be treated as if there had been no reorganization. Accordingly, the Proposed
           Reorganization will not result in the termination of Ariel Bond Fund's taxable year, Ariel Bond Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no reorganization, and the part of Ariel Bond Fund's taxable year before the Proposed Reorganization will be included in New Fund's taxable year after the Proposed Reorganization.

Notwithstanding clauses (b) and (d), such opinion may state that no opinion is expressed as to the Proposed Reorganization's effect on each Fund or the Ariel Bond Fund's shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

                              FINANCIAL HIGHLIGHTS

      The Financial Highlights information for Ariel Bond Fund is incorporated by reference to Ariel Bond Fund Prospectus, dated February 1, 2005, and the Ariel Bond Fund Annual Report for the fiscal year ended September 30, 2004. Additional copies of the Ariel Bond Fund Prospectus and Annual Report are available upon request, without charge, by calling [1-800-292-7435] or on the Internet at www.arielmutualfunds.com. New Fund currently has no Financial Highlights information since its registration is currently pending with the SEC and it has not yet commenced operations. If Ariel Bond Fund shareholders approve the Proposed Reorganization, each class of New Fund will assume the Financial Highlights information of the corresponding class of Ariel Bond Fund after the Proposed Reorganization has been completed.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

      Ariel Trust Board is providing this Prospectus/Proxy Statement in connection with the solicitation of proxies for use at the Meeting. Solicitation of proxies will occur principally by mail, but officers and service contractors of Ariel Bond Fund [or Lincoln Capital] may also solicit proxies by telephone, telegraph, or personal interview. [D.F. King & Co., Inc. and MIS] has been hired to assist in the proxy solicitation. For soliciting services, estimated proxy expenses total [$4,700 and $6,500], respectively. Neuberger Berman Inc. will bear all costs of solicitation. If votes are recorded by telephone, the proxy solicitor will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Ariel Bond Fund a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

      Only shareholders of Ariel Bond Fund of record at the close of business on [April 16], 2005 will be entitled to vote at the Meeting. On [April 16], 2005, there were outstanding and entitled to be voted [________] Investor Class shares and [__________] Institutional Class shares of Ariel Bond Fund. Each share or fractional share is entitled to one vote or fraction thereof.

      If the accompanying proxy card is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. If you sign and date your proxy card but do not mark it "For," "Against" or "Abstain," the persons named as proxies will vote it "FOR" the Proposed Reorganization. For information on adjournments of the Meeting, see "Quorum" below.

SHAREHOLDER APPROVAL

      The Reorganization Plan is being submitted for approval at the Meeting in accordance with the provisions of the Declaration of Trust and By-laws of Ariel Bond Fund. Under the Declaration of Trust and By-laws, the Proposed Reorganization must be approved by the lesser of (a) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or (b) a majority of the outstanding shares of the Fund. Shareholders who do not vote for the Proposed Reorganization do not have appraisal rights.

      In tallying shareholder votes, abstentions and broker non-votes (I.E., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted in determining whether a quorum is present for purposes of convening the Meeting. With respect to voting on the Proposed Reorganization, abstentions and broker non-votes will have the same effect as votes cast against the proposal. For shares held in individual retirement accounts (IRA, Roth IRA or SIMPLE
Retirement plans), the IRA Custodian shall vote the shares in the account in accordance with instructions given by the Depositor. However, if the Depositor fails to provide instructions on how to vote the shares in the account, the Custodian shall vote the undirected shares in the same proportion as shares are voted considering all shares of Ariel Bond Fund for which instructions are received.

CONTROL PERSONS

      As of [April __], 2005, the following persons owned of record 5% or more of the shares of Ariel Bond Fund:

      As of [April __], 2005, the Trustees and officers of Ariel Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of the Investor Class and Institutional Class of Ariel Bond Fund.

QUORUM; ADJOURNMENT

      A quorum is constituted by one-fourth of the total number of shares outstanding and entitled to vote at the Meeting present in person or represented by proxy. [In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Proposed Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy and voting on the question of adjournment. In such case, the persons named as proxies will vote those proxies which they are entitled to vote in favor of such item "FOR" such an adjournment, and will vote those proxies they are required to vote against such item "AGAINST" such an adjournment. Abstentions and broker non-votes will have no effect on the outcome of a vote on adjournment.]

DESCRIPTION OF THE SECURITIES TO BE ISSUED

      New Trust is registered with the SEC as an open-end management investment company and its Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series (par value $0.001 per share). Shares of each series of New Trust represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      New Trust Board does not intend to hold annual meetings of shareholders. The Trustees will call special meetings of the shareholders of a series only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that series entitled to vote.

      Under Delaware law, the shareholders of a series will not be personally liable for the obligations of any series; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument of New Trust requires that every written obligation of the Trust or a series contain a statement that such obligation may be enforced only against the assets of the Trust or a specific series and provides for indemnification out of the Trust or series property of any shareholder nevertheless held personally liable for the Trust or series obligations, respectively.

            ADDITIONAL INFORMATION ABOUT NEW FUND AND ARIEL BOND FUND


      Additional information about Ariel Bond Fund is included in the Prospectus, dated February 1, 2005, which is incorporated by reference herein. Additional information about Ariel Bond Fund may also be obtained from its Statement of Additional Information, dated February 1, 2005, and its Annual Report for the fiscal year ended September 30, 2004, which have been filed with the SEC. Copies of the Prospectus, Statement of Additional Information, and Annual Report for Ariel Bond Fund may be obtained without charge by calling Ariel Bond Fund at [1-800-292-7435] or on the Internet at www.arielmutualfunds.com. Ariel Bond Fund is subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements files reports, proxy statements, and other information with the SEC. These materials may be inspected and copied:

      o At the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549;

      o At the SEC's Regional Offices at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511;

      o By writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information, 450 Fifth Street, N.W., Washington, D.C. at rates prescribed by the SEC;

      o  By e-mail request to publicinfo@sec.gov (for a duplicating fee); and

      o On the SEC's EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

      New Fund is in the process of filing its first registration statement with the SEC and does not yet have an effective prospectus or statement of additional information. The registration of New Fund as an open-end management investment company will be effective prior to the Closing Date. New Fund's Investor Class will assume the performance history and financial highlights of Ariel Bond
Fund's Investor Class [and of Ariel Bond Fund's Institutional Class for the period from October 1, 1995 to the inception of Ariel Bond Fund Investor Class] and New Fund's Institutional Class will assume the performance history and financial highlights of Ariel Bond Fund's Institutional Class if shareholders approve the Proposed Reorganization.

                                  LEGAL MATTERS

      Opinions concerning certain legal matters pertaining to the Proposed Reorganization will be provided by legal counsel to New Trust, Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1221, and legal counsel to Ariel Trust, Seyfarth Shaw LLP, 55 East Monroe Street, Suite 4200, Chicago, Illinois 60603.

                                     EXPERTS

      The audited financial statements of Ariel Bond Fund incorporated by reference herein and included in Ariel Bond Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2004 have been audited by KPMG LLP, Ariel Bond Fund's Independent Registered Public Accounting Firm. Their report is included in Ariel Bond Fund's Annual Report to Shareholders. These financial statements have been incorporated herein by reference in reliance on KMPG LLP's report given on their authority as experts in auditing and accounting.

                                 OTHER BUSINESS

      Ariel Trust Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

      Shareholder inquiries may be addressed to Ariel Bond Fund in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning [1-800-292-7435].


                                  *     *     *

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE, OR TO VOTE VIA TELEPHONE BY CALLING [__________] OR ON THE INTERNET BY VISITING THE WEBSITE ADDRESS WWW.[___________].

                                   APPENDIX A

          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("AGREEMENT") is made as of [______ __], 2005, among Neuberger Berman Income Funds, a Delaware statutory trust ("NEW TRUST"), on behalf of Lehman Brothers Core Bond Fund, a segregated portfolio of assets ("SERIES") thereof ("NEW FUND"), Ariel Investment Trust, a Massachusetts business trust ("OLD TRUST"), on behalf of its Ariel Premier Bond Fund series ("OLD FUND"), and, solely for purposes of paragraph 6.2, Neuberger Berman Inc. and Ariel Capital Management, LLC ("ARIEL CAPITAL"). (Each of New Fund and Old Fund is sometimes referred to herein as a "FUND," and each of New Trust and Old Trust is sometimes referred to herein as an "INVESTMENT COMPANY.") All agreements, covenants, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by New Trust on New Fund's behalf and by Old Trust on Old Fund's behalf, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by, the Investment Company of which it is a series acting on its behalf.

      Each  Investment  Company wishes to effect a  reorganization  described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("CODE"), and intends this Agreement to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under the Code ("REGULATIONS"). The reorganization will involve Old Fund's changing its identity, form, and place of organization -- by converting from a series of Old Trust to a series of New Trust -- by (1) transferring all its assets to New Fund (which is being established solely for the purpose of acquiring such assets and continuing Old Fund's business) in exchange solely for voting shares of beneficial interest
("SHARES") in New Fund and New Fund's assumption of all of Old Fund's liabilities, (2) distributing those shares PRO RATA to Old Fund's shareholders in exchange for their shares therein and in complete liquidation thereof, and
(3) terminating Old Fund (all the foregoing transactions being referred to herein collectively as the "REORGANIZATION"), all on the terms and conditions set forth herein.

      Each Investment Company's Board of Trustees (each, a "BOARD"), including a majority of its members who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 ACT")) thereof,
(1) has duly adopted and approved this Agreement and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of its Fund and that the interests of the existing shareholders of its Fund will not be diluted as a result of the Reorganization.

      Old Fund offers two classes of shares, designated Institutional Class shares and Investor Class shares ("INSTITUTIONAL CLASS OLD FUND SHARES" and "INVESTOR CLASS OLD FUND SHARES," respectively, and collectively, "OLD FUND SHARES"). New Fund will offer two classes of shares, designated Lehman Brothers Institutional Class shares and Neuberger Berman Investor Class shares ("INSTITUTIONAL CLASS NEW FUND SHARES" and "INVESTOR CLASS NEW FUND SHARES," respectively, and collectively, "NEW FUND SHARES"). The rights, powers, privileges, and obligations of the New Fund Shares will be substantially similar to those of the Old Fund Shares.

      In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

1.    PLAN OF REORGANIZATION AND TERMINATION
      --------------------------------------

      1.1. Subject to the requisite approval of Old Fund's shareholders and the terms and conditions herein, Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to New Fund. In exchange therefor, New Fund shall --

   (a) issue and deliver to Old Fund the number of full and fractional (rounded to the third decimal place) (i) Institutional Class New Fund Shares equal to the number of full and fractional Institutional Class Old Fund Shares then outstanding and (ii) Investor Class New Fund Shares equal to the number of full and fractional Investor Class Old Fund Shares then outstanding, and

   (b) assume all of Old Fund's liabilities described in paragraph 1.3 ("LIABILITIES").

Such transactions shall take place at the CLOSING (as defined in paragraph 2.1).

      1.2 The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on Old Fund's books -- Old Fund owns at the EFFECTIVE TIME (as defined in paragraph 2.1).

      1.3 The Liabilities shall consist of all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Old Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

      1.4 Immediately before the Closing, New Fund shall redeem the INITIAL SHARES (as defined in paragraph 5.6) for $10.00. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined as of the Effective Time (each, a "SHAREHOLDER"), in proportion to their Old Fund Shares then held of record and in exchange for their Old Fund Shares, and will completely liquidate. That distribution shall be accomplished by New Trust's transfer agent opening accounts on New Fund's [share transfer books] in the Shareholders' names and transferring those New Fund Shares thereto. Pursuant to such transfer, each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) New Fund Shares due that Shareholder, by class (I.E., the account for each Shareholder that holds Institutional Class Old Fund Shares shall be credited with the number of full and fractional Institutional Class New Fund Shares equal to the number of full and fractional Institutional Class Old Fund Shares that Shareholder holds on the Closing Date, and the account for each Shareholder that holds Investor Class Old Fund Shares shall be credited with the number of full and fractional Investor Class New Fund Shares equal to the number of full and fractional Investor Class Old Fund Shares that Shareholder holds on the Closing Date). All issued and outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on Old Fund's share transfer books. New Fund shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

      1.5 As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, Old Fund shall be terminated as a series of Old Trust and any further actions shall be taken in connection therewith as required by applicable law.

      1.6 Any reporting responsibility of Old Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

      1.7 Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's share transfer books of Old Fund Shares actually or constructively exchanged therefor shall be paid by the person to whom those New Fund Shares are to be issued, as a condition of that transfer.

2.    CLOSING AND EFFECTIVE TIME
      --------------------------

      2.1 The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at [New Trust's offices] on [June 10], 2005, or at such other place and/or time as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (I.E., 4:00 p.m., Eastern time) on the date thereof ("EFFECTIVE TIME").

      2.2 Old Trust shall direct State Street Bank and Trust Company, custodian for Old Fund ("CUSTODIAN"), to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to New Fund within two business days before or at the Effective Time and
(b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each of Old Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by Old Fund as of the Effective Time for New Fund's account duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Effective Time by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by Old Fund shall be delivered by wire transfer of federal funds at the Effective Time.

      2.3 Old Trust shall direct Boston Financial Data Services, Inc., Old Trust's transfer agent ("OLD TRUST TRANSFER AGENT"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the number (rounded to the third decimal place) of outstanding Old Fund Shares each Shareholder owned immediately before the Closing.

      2.4 Old Trust shall deliver to New Trust at the Closing a certificate of an authorized officer of Old Trust setting forth information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, on Old Fund's books immediately before the Closing.

      2.5 Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance reasonably satisfactory to the recipient and dated the date of the Closing, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

3.    REPRESENTATIONS AND WARRANTIES
      ------------------------------

      3.1 Old Trust, on Old Fund's behalf, represents and warrants to New Trust, on New Fund's behalf, as follows:

  (a) Old Trust is a trust operating under a written instrument or declaration of trust, the beneficial interest under which is divided into transferable shares, organized under the laws of the Commonwealth of Massachusetts (a "MASSACHUSETTS BUSINESS TRUST") that is duly organized and validly existing under the laws of that commonwealth; its Amended Declaration of Trust ("DECLARATION") is on file with that commonwealth's Secretary of State; and before January 1, 1997, Old Trust "claimed" classification for federal tax purposes as an association taxable as a corporation, and it has never elected otherwise;

  (b) Old Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

  (c) Old Fund is a duly established and designated series of Old Trust;

  (d) At the Effective Time, Old Trust, on Old Fund's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code or that are restricted to resale by their terms); and on delivery and payment for the Assets, New Trust, on New Fund's behalf, will acquire good and marketable title thereto;

  (e) Old Fund is not engaged currently, and Old Trust's execution, delivery, and performance of this Agreement will not result, in (1) a material violation of the Declaration or Old Trust's By-Laws (collectively, "OLD TRUST GOVERNING DOCUMENTS") or of any agreement, indenture, instrument, contract, lease, or other undertaking to which Old Trust, on Old Fund's behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which Old Trust, on Old Fund's behalf, is a party or by which it is bound;

  (f) All material contracts and other commitments of Old Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Old Fund thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Old Trust, on Old Fund's behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

  (g) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Old Trust with respect to Old Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Old Trust, on Old Fund's behalf, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated, except as otherwise disclosed to New Trust;

  (h) Old Fund's Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments at and for the year ended on September 30, 2004, have been audited by KPMG LLP, an independent registered public accounting firm, and present fairly, in all material respects, Old Fund's financial condition as of such date in accordance with generally accepted accounting principles consistently applied ("GAAP"); and to Old Trust's management's best knowledge and belief, there are no known contingent liabilities, debts, obligations, or duties of Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein;

  (i) Since September 30, 2004, there has not been any material adverse change in Old Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Old Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in net asset value per Old Fund Share due to declines in market values of securities Old Fund holds, the discharge of Old Fund liabilities, or the redemption of Old Fund Shares by its shareholders shall not constitute a material adverse change;

  (j) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Old Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Old Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

  (k) Old Fund is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation, Old Fund has met (or, for its current taxable year, will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company ("RIC") and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; from the time Old
      Trust's Board approved the transactions contemplated by this Agreement ("APPROVAL TIME") through the Effective Time, Old Fund will invest its assets in a manner that ensures its compliance with the foregoing; from the time it commenced operations through the Effective Time, Old Fund has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, Old Fund will not (a) dispose of and/or acquire any assets (i) for the purpose of satisfying New Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

  (l) All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Old Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended ("1933 ACT"), and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in Old Trust Transfer Agent's records, as provided in paragraph 2.3; and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor is there outstanding any security convertible into any Old Fund Shares;

  (m) Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

  (n) Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

  (o) During the five-year period ending at the Effective Time, (1) neither Old Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of Old Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to Old Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

  (p) Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

  (q) Old Trust's current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated before or on the date of the Closing do not contain, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

  (r) The REGISTRATION STATEMENT (as defined in paragraph 3.3(a)) (other than written information provided by New Trust for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the SHAREHOLDERS MEETING (as defined in paragraph 4.1), not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

  (s) New Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms hereof; and

  (t) The Declaration permits Old Trust to vary its shareholders' investment therein; and Old Trust does not have a fixed pool of assets -- each series thereof (including Old Fund) is a managed portfolio of securities, and Ariel Capital, Old Fund's adviser, and Lincoln Capital Fixed Income Management Company, LLC, Old Fund's sub-adviser, have the authority to buy and sell securities for it.

      3.2 New Trust, on New Fund's behalf, represents and warrants to Old Trust, on Old Fund's behalf, as follows:

  (a) New Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware; its Certificate of Trust has been duly filed in the office of the Secretary of State thereof; and before January 1, 1997, New Trust "claimed" classification for federal tax purposes as an association taxable as a corporation, and it has never elected otherwise;

  (b) New Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

  (c) Before the Effective Time, New Fund will be a duly established and designated series of New Trust;

  (d) New Fund has not commenced operations and will not do so until after the Closing;

  (e) Before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) security convertible into any New Fund Shares, or (4) any other securities issued by New Fund, except the Initial Shares;

  (f) No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

  (g) New Fund is not engaged currently, and New Trust's execution, delivery, and performance of this Agreement will not result, in (1) a material violation of New Trust's Trust Instrument ("TRUST INSTRUMENT") or By-Laws (collectively, "NEW TRUST GOVERNING DOCUMENTS") or of any agreement, indenture, instrument, contract, lease, or other undertaking to which New Trust, on New Fund's behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which New Trust, on New Fund's behalf, is a party or by which it is bound;

  (h) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against New Trust with respect to New Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and New Trust, on New Fund's behalf, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

  (i) New Fund will be a "fund" as defined in section 851(g)(2) of the Code; it will meet the requirements of Subchapter M of Chapter 1 of the Code for qualification as a RIC for its taxable year in which the Reorganization occurs; and it intends to continue to meet all such requirements for the next taxable year;

  (j) New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

  (k) Following the Reorganization, New Fund (1) will continue Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of Old Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, New Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

  (l) There is no plan or intention for New Fund to be dissolved or merged into another statutory or business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

  (m) During the five-year period ending at the Effective Time, neither New Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares with consideration other than New Fund Shares;

  (n) Assuming the truthfulness and correctness of Old Trust's representation and warranty in paragraph 3.1(p), immediately after the Reorganization (1) not more than 25% of the value of New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

  (o) New Fund Shares to be issued and delivered to Old Fund, for the Shareholders' account, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by New Trust;

  (p) The Registration Statement (other than written information provided by Old Trust for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and

  (q) The Trust Instrument permits New Trust to vary its shareholders' investment therein; and New Trust does not have a fixed pool of assets -- each series thereof (including New Fund after it commences operations) is a managed portfolio of securities, and Neuberger Berman Management Incorporated ("ADVISER") has the authority to buy and sell securities for it.

      3.3 Each Investment Company, on its respective Fund's behalf, represents and warrants to the other Investment Company, on its respective Fund's behalf, as follows:

  (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 ACT"), the 1940 Act, or state securities laws for its execution or performance of this Agreement, except for (1) New Trust's filing with the Commission of a registration statement on Form N-14 relating to New Fund Shares issuable hereunder, and any supplement or amendment thereto ("REGISTRATION STATEMENT"), (2) the Commission's declaring effective New Trust's registration statement filed with the Commission on Form N-1A with respect to New Fund, and (3) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

  (b) The fair market value of the New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

  (c) Its management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or
      (ii) any portion of the New Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to New Fund, (2) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (3) expects that the percentage of interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (4) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

  (d) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

  (e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by New Fund and those to which the Assets are subject;

  (f) None of the compensation received by any Shareholder who is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of Old Fund Shares that Shareholder held; none of New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

  (g) Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
      187) ("REORGANIZATION EXPENSES");

  (h) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1(o), 3.2(j), and 3.2(m) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Old Fund at the Effective Time;

  (i) Immediately following consummation of the Reorganization, the Shareholders will own all New Fund Shares and will own such shares solely by reason of their ownership of Old Fund Shares immediately before the Reorganization; and

  (j) Immediately following consummation of the Reorganization, New Fund will hold the same assets and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization; and the amount of all redemptions and distributions (other than regular, normal dividends) Old Fund makes immediately preceding the Reorganization will, in the aggregate, constitute less than 1% of its net assets.

4.    COVENANTS
      ---------

      4.1 Old Trust covenants to call a meeting of Old Fund's shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein ("SHAREHOLDERS MEETING").

      4.2 Old Trust covenants that New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      4.3 Old Trust covenants that it will assist New Trust in obtaining information New Trust reasonably requests concerning the beneficial ownership of Old Fund Shares.

      4.4 Old Trust covenants that it will turn over its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to New Trust at the Closing.

      4.5  Each Investment  Company  covenants to  cooperate  in  preparing  the
Registration   Statement  in  compliance  with  applicable   federal  and  state
securities laws.

      4.6 Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) New Fund, title to and possession of all the Assets, and (b) Old Fund, title to and possession of New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      4.7 New Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

      4.8 Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.    CONDITIONS PRECEDENT
      --------------------

      Each Investment Company's obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of such time, and (c) the following further conditions that, at or before such time:

      5.1 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act, and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties;

      5.2 At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

      5.3 New Trust shall have received an opinion of Seyfarth Shaw LLP ("OLD TRUST COUNSEL") substantially to the effect that:

  (a) Old Fund is a duly established series of Old Trust, a Massachusetts business trust that is validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

  (b) This Agreement has been duly authorized and adopted by Old Trust on Old Fund's behalf;

  (c) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Old Trust Governing Documents or, to Old Trust Counsel's knowledge, violate any obligation of Old Trust under the express terms of any court order that names Old Trust and is specifically directed to it or its property, except as set forth in such opinion;

  (d) To Old Trust Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Old Trust, on Old Fund's behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

  (e) Old Trust is registered with the Commission as an investment company, and to Old Trust Counsel's knowledge no order has been issued or proceeding instituted to suspend either such registration; and

  (f) To Old Trust Counsel's knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against Old Trust (with respect to Old Fund) or any of its properties or assets attributable or allocable to Old Fund that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

In rendering such opinion, Old Trust Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to Old Trust or Old Fund, and may (1) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than Old Trust has been duly authorized,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (3) limit such opinion to applicable federal and state law, (4) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Old Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (5) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates;

      5.4 Old Trust shall have received an opinion of Kirkpatrick & Lockhart Nicholson Graham LLP ("NEW TRUST COUNSEL") substantially to the effect that:

  (a) New Fund is a duly established series of New Trust, a statutory trust that is validly existing as a statutory trust under the laws of the State of Delaware;

  (b) This Agreement has been duly authorized and adopted by New Trust on New Fund's behalf;

  (c) The New Fund Shares to be issued and distributed to the Shareholders under this Agreement have been duly authorized and, on their issuance and delivery in accordance with this Agreement, will be validly issued, fully paid, and non-assessable;

  (d) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the New Trust Governing Documents or, to New Trust Counsel's knowledge, violate any obligation of New Trust under the express terms of any court order that names New Trust and is specifically directed to it or its property, except as set forth in such opinion;

  (e) To New Trust Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by New Trust, on New Fund's behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

  (f) New Trust is registered with the Commission as an investment company, and to New Trust Counsel's knowledge no order has been issued or proceeding instituted to suspend either such registration; and

  (g) To New Trust Counsel's knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against New Trust (with respect to New Fund) or any of its properties or assets attributable or allocable to New Fund that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

In rendering such opinion, New Trust Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to New Trust or New Fund, and may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than New Trust has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (4) limit such opinion to applicable federal and state law, (5) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with New Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates;

      5.5 The Investment Companies shall have received an opinion of New Trust Counsel as to the federal income tax consequences mentioned below ("TAX
OPINION"). In rendering the Tax Opinion, New Trust Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which New Trust Counsel may treat as representations and warranties made to it, and in separate letters addressed to New Trust Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

  (a) New Fund's acquisition of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities, followed by Old Fund's distribution of those shares PRO RATA to the Shareholders actually or constructively in exchange for their Old Fund Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

  (b) Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

  (c) New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

  (d) New Fund's basis in each Asset will be the same as Old Fund's basis therein immediately before the Reorganization, and New Fund's holding period for each Asset will include Old Fund's holding period therefor;

  (e) A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

  (f) A Shareholder's aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

  (g) For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

      5.6 Before the Closing, New Trust's Board shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share in each class ("INITIAL SHARES") to Adviser or an affiliate thereof in consideration of the payment of $10.00 to vote on the investment advisory agreement and sub-advisory agreement referred to in paragraph 5.7 and to take whatever other action it may be required to take as New Fund's sole shareholder;

      5.7 New Trust (on behalf of and with respect to New Fund) shall have entered into, or adopted, as appropriate, an investment advisory agreement, a sub-advisory agreement, and other agreements and plans necessary for New Fund's operation as a series of an open-end investment company. Each such contract and agreement shall have been approved by New Trust's Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are not "interested persons" (as defined in the 1940 Act) thereof and by Adviser or its affiliate as New Fund's sole shareholder; and

      5.8 At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.5) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

6.    BROKERAGE FEES AND EXPENSES
      ---------------------------

      6.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      6.2. Subject to complying with the representation contained in paragraph 3.3(g), the Reorganization Expenses shall be borne by NB Inc. As used herein, "Reorganization Expenses" means (a) fees and expenses associated with filing, printing, and mailing the Registration Statement, (b) all proxy solicitation costs associated with the Reorganization, (c) accounting fees and expenses New Trust and Old Trust incur in connection with the Reorganization; (d) legal fees and expenses New Trust incurs in connection with the Reorganization, and (e) if Old Trust submits to NB Inc. at least two business days before the Closing a reasonably detailed invoice from Old Trust Counsel, the first $40,000 of legal fees and expenses payable to such counsel that Old Trust incurs in connection with the Reorganization. Ariel Capital shall bear all of Old Trust's legal fees and expenses not payable by NB Inc. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.    ENTIRE AGREEMENT; SURVIVAL
      --------------------------

      Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

8.    TERMINATION
      -----------

This Agreement may be terminated at any time at or before the Closing:

      8.1 By either Investment Company (a) in the event of the other Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before [____ __], 2005, or such other date as to which the Investment Companies agree; or

      8.2  By the Investment Companies' mutual agreement.

In the event of termination under paragraphs 8.1(c) or 8.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

9.    AMENDMENTS
      ----------

      The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Old Fund's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

10.   SEVERABILITY
      ------------

      Any term or provision of this Agreement that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

11.   MISCELLANEOUS
      -------------

      11.1 This Agreement shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

      11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than each Investment Company (on its respective Fund's behalf) and its respective successors and assigns any rights or remedies under or by reason of this Agreement.

      11.3 Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company's trustees solely in their capacities as trustees and not individually. Each Investment Company's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders or any series of the Investment Company other than its Fund but are only binding on and enforceable against its Fund's property. Each Investment Company, in asserting any rights or claims under this Agreement on its Fund's behalf, shall look only to the other Fund's property in settlement of such rights or claims and not to the property of any other series of the other Investment Company or to such trustees, officers, or shareholders.

      11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.


                                        NEUBERGER BERMAN INCOME  FUNDS,
                                        on behalf of its series, Lehman
                                        Brothers Core Bond Fund


                                        By:
                                            -----------------------
                                              [Name of officer]
                                              [Title]


                                        ARIEL INVESTMENT TRUST, on behalf of its series, Ariel Premier Bond Fund


                                        By:
                                            -----------------------
                                              [Name of officer]
                                              [Title]

Solely for purposes of paragraph 6.2:
NEUBERGER BERMAN INC.


By:
    ------------------------
[Name of officer]
[Title]
ARIEL CAPITAL MANAGEMENT, LLC



By:
    ------------------------
[Name of officer]
[Title]

                                   APPENDIX B

                INFORMATION RELATING TO BUYING AND SELLING SHARES
                       OF NEW FUND'S SHARES OF EACH CLASS

INVESTOR CLASS SHARES

SHARE PRICES

Because Neuberger Berman Investor Class shares of the fund does not have sales charges, the price you pay for each share of the fund is the net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares.

The fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or any other day the Exchange is closed. Because fixed income securities trade in markets outside the Exchange, a fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

SHARE PRICE CALCULATIONS

THE PRICE OF NEUBERGER BERMAN INVESTOR CLASS SHARES OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO NEUBERGER BERMAN INVESTOR CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF NEUBERGER BERMAN INVESTOR CLASS SHARES OUTSTANDING. THE SHARE PRICES OF THE FUND TYPICALLY CHANGES EVERY BUSINESS DAY.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES BID QUOTATIONS. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE QUOTATIONS UNRELIABLE. WHEN THE FUND BELIEVES A QUOTATION DOES NOT REFLECT A SECURITY'S CURRENT MARKET VALUE, THE FUND MAY SUBSTITUTE FOR THE QUOTATION A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY ITS TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED BY THE FUND IF THE EXCHANGE ON WHICH A FIXED INCOME SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED

                                9 YOUR INVESTMENT

CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF THE TRUSTEES' DESIGNEE INSTEAD OF BEING DETERMINED BY MARKET PRICES.

PRIVILEGES AND SERVICES

As a Neuberger Berman fund shareholder, you have access to a range of services to make investing easier:

Systematic Investments -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more in any bond fund in this prospectus. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

Systematic Withdrawals -- This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Internet Access -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

DISTRIBUTIONS AND TAXES

Distributions -- The fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the fund declares income dividends daily and pays them monthly. The fund makes any capital gain distributions once a year (in December).

Unless you designate otherwise, your income dividends and capital gain distributions from the fund will be reinvested in additional shares of the distributing class of that fund. However, if you prefer you will receive all

                               10 YOUR INVESTMENT
distributions in cash or reinvest capital gain distribution but receive income dividends in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in shares of the same class of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in the fund or paid in cash.

How distributions are taxed -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income (other than exempt-interest dividends) and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. It is not expected that any of the fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

In general, a portion of the income dividends from the Fund may be free from state and local income taxes. However, if you are a high-income individual who would owe comparatively little in federal income tax, some of your fund dividends may be subject to the federal alternative minimum tax. In addition, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of that tax.

How share transactions are taxed -- When you sell (redeem) or exchange fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED

                               11 YOUR INVESTMENT

DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

BACKUP WITHHOLDING

A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS TAXABLE DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S TAXABLE DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE IRS TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF THE APPROPRIATE TAXPAYER IDENTIFICATION NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES OF THE FUND JUST BEFORE IT MAKES A CAPITAL GAIN DISTRIBUTION, YOU'LL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU'RE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM A DISTRIBUTION.

MAINTAINING YOUR ACCOUNT

When you buy shares -- Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

                               12 YOUR INVESTMENT

Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the fund's transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with the fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur. Normally, for the fund, dividends are first earned or accrued the day after your purchase order is accepted.

When you sell shares -- If you bought your shares from Neuberger Berman Management Inc. , instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. Fund investors will receive the dividends earned and accrued by the fund on the day they sell their shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see "Signature Guarantees"). These cases include:

o     when selling more than $50,000 worth of shares
o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record
o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $2,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The fund reserves the right to pay in kind for redemptions. The fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the fund's shareholders as a whole.

Uncashed checks -- We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

Statements and confirmations -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

When you exchange shares -- You can move money from one Neuberger Berman fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

                               13 YOUR INVESTMENT

o     both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Placing orders by telephone -- Neuberger Berman fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery. You may also use FUNDFONE(R) or visit our website at www.nb.com.

Proceeds from the sale of shares--The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

o     in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares hasn't cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The fund does not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. Also, if you lose a certificate, you will be charged a fee.

Other policies -- Under certain circumstances, the fund reserves the right to:

o     suspend the offering of shares
o     reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o     change, suspend, or revoke the exchange privilege
o     suspend the telephone order privilege
o satisfy an order to sell fund shares with securities rather than cash, for very large orders
o suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

                               14 YOUR INVESTMENT

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES

THE FUND HAS ADOPTED A PLAN UNDER WHICH THE FUND'S NEUBERGER BERMAN INVESTOR CLASS PAYS 0.25% OF ITS AVERAGE NET ASSETS EVERY YEAR TO SUPPORT SHARE DISTRIBUTION AND SHAREHOLDER SERVICING. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.

SIGNATURE GUARANTEES

A SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A SIGNATURE GUARANTEE.

INVESTMENT PROVIDERS

THE NEUBERGER BERMAN INVESTOR CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU'LL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE NEUBERGER BERMAN FUND TO ANOTHER THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF OR AS OUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

                               15 YOUR INVESTMENT

BUYING SHARES
-------------------------------------------------------------------------------------------------
METHOD          THINGS TO KNOW                            INSTRUCTIONS
-------------------------------------------------------------------------------------------------
SENDING US A    Your first investment must be at least    Fill out the application and enclose
CHECK           $2,000                                    your check

                Additional investments can be as          If regular first-class mail, send to:
                little as $100                              NEUBERGER BERMAN FUNDS
                                                            BOSTON SERVICE CENTER
                We cannot accept cash, money orders,        P.O. BOX 8403
                starter checks, cashier's checks,           BOSTON, MA 02266-8403
                travelers checks, or other cash
                equivalents                               If express delivery, registered mail,
                                                          or certified mail, send to:
                You will be responsible for any losses      NEUBERGER BERMAN FUNDS
                or fees resulting from a bad check; if      C/O STATE STREET BANK AND TRUST
                necessary, we may sell other shares         COMPANY
                belonging to you in order to cover          66 BROOKS DRIVE
                these losses                                BRAINTREE, MA 02184-3839

                All checks must be made out to
                "Neuberger Berman Funds"; we cannot
                accept checks made out to you or other
                parties and signed over to us
-------------------------------------------------------------------------------------------------
WIRING MONEY    A wire for a first investment must be     Before wiring any money, call
                for at least $2,000                       800-877-9700 for an order confirmation

                Wires for additional investments must     Have your financial institution send
                be for at least $1,000                    your wire to State Street Bank and
                                                          Trust Company

                                                          Include your name, the fund name,
                                                          your account number and other
                                                          information as requested
-------------------------------------------------------------------------------------------------
EXCHANGING      An exchange for a first investment        Call 800-877-9700 to place your order
FROM ANOTHER    must be for at least $2,000;
FUND            additional investments must be for at     To place an order using FUNDFONE(R),
                least $1,000                              call
                                                          800-335-9366 or through our website
                Both accounts involved must be            at www.nb.com
                registered in the same name, address
                and tax ID number

                An exchange order cannot be cancelled
                or changed once it has been placed
-------------------------------------------------------------------------------------------------
BY TELEPHONE    We do not accept phone orders for a       Call 800-877-9700 to notify us of
                first investment                          your purchase

                Additional investments must be for at     Immediately follow up with a wire or
                least $1,000                              electronic transfer

                Additional shares will be purchased       To add shares to an existing account
                when your order is accepted               using FUNDFONE(R), call 800-335-9366 or
                                                          you can use our website at www.nb.com
                Not available on retirement accounts
-------------------------------------------------------------------------------------------------
SETTING UP      All investments must be at least $100     Call 800-877-9700 for instructions
SYSTEMATIC
INVESTMENTS
-------------------------------------------------------------------------------------------------

                                       16 YOUR INVESTMENT

SELLING SHARES
-------------------------------------------------------------------------------------------------
METHOD          THINGS TO KNOW                            INSTRUCTIONS
-------------------------------------------------------------------------------------------------
SENDING US A    Unless you instruct us otherwise, we      Send us a letter requesting us to
LETTER          will mail your proceeds by check to       sell shares signed by all registered
                the address of record, payable to the     owners; include your name, account
                registered owner(s)                       number, the fund name, the dollar
                                                          amount or number of shares you want
                If you have designated a bank account     to sell, and any other instructions
                on your application, you can request
                that we wire the proceeds to this         If regular first-class mail, send to:
                account; if the total balance in all        NEUBERGER BERMAN FUNDS
                of your Neuberger Berman fund accounts      BOSTON SERVICE CENTER
                is less than $200,000, you will be          P.O. BOX 8403
                charged an $8.00 wire fee                   BOSTON, MA 02266-8403

                You can also request that we send the     If express delivery, registered mail,
                proceeds to your designated bank          or certified mail, send to:
                account by electronic transfer (ACH)        NEUBERGER BERMAN FUNDS
                without fee                                 C/O STATE STREET BANK AND TRUST
                                                            COMPANY
                You may need a signature guarantee          66 BROOKS DRIVE
                                                            BRAINTREE, MA 02184-3839
                Please also supply us with your e-mail
                address and daytime telephone number
                when you write to us in the event we
                need to reach you
-------------------------------------------------------------------------------------------------
SENDING US A    For amounts of up to $50,000              Write a request to sell shares as
FAX                                                       described aboveCall 800-877-9700 to
                Not available if you have changed the     obtain the appropriate fax number
                address on the account in the past 15
                days
-------------------------------------------------------------------------------------------------
CALLING IN      All phone orders to sell shares must      Call 800-877-9700 to place your order
YOUR ORDER      be for at least $1,000 unless you are
                closing out an account                    Give your name, account number, the
                                                          fund name, the dollar amount or
                Not available if you have declined the    number of shares you want to sell,
                phone option or are selling shares in     and any other instructions
                certain retirement accounts (The only
                exception is for those retirement         To place an order using FUNDFONE(R),
                shareholders who are at least 59 1/2      call
                or older and have their birthdates on     800-335-9366 or visit our website at
                file)                                     www.nb.com

                Not available if you have changed the
                address on the account in the past 15
                days
-------------------------------------------------------------------------------------------------
EXCHANGING      All exchanges must be for at least        Call 800-877-9700 to place your order
INTO ANOTHER    $1,000
FUND                                                      To place an order using FUNDFONE(R),
                Both accounts must be registered in       call
                the same name, address and tax ID         800-335-9366 or visit our website at
                number                                    www.nb.com

                An exchange order cannot be cancelled
                or changed once it has been placed
-------------------------------------------------------------------------------------------------
SETTING UP      For accounts with at least $5,000         Call 800-877-9700 for instructions
SYSTEMATIC      worth of shares in them
WITHDRAWALS
                Withdrawals must be at least $100
-------------------------------------------------------------------------------------------------

                                       17 YOUR INVESTMENT

RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY'RE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.

INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT'S MOST RELEVANT TO YOU.

AS A NEUBERGER BERMAN FUNDS SHAREHOLDER, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERESM. IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.

MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the fund's trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

NB Management applies the fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the fund makes efforts to monitor for market-timing activities, the ability of the fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other

                               18 YOUR INVESTMENT
approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the fund will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS POLICY

A description of policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information. The complete portfolio holdings for the fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

FUND STRUCTURE

The fund uses a "multiple class" structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Neuberger Berman Investor Class shares of the fund.

                               19 YOUR INVESTMENT


INSTITUTIONAL CLASS SHARES

ELIGIBLE ACCOUNTS

The fund offers its shares for purchase by investors directly and through investment providers. The fund has a minimum initial investment of $1 million.

The shares of the fund described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Lehman Brothers and other investment providers.

The fees and policies outlined in this prospectus are set by the fund described in this prospectus and by Neuberger Berman Management Inc. ("NBMI"). However, most of the information you'll need for managing your investment will come from Lehman Brothers or from your investment provider. This includes information on how to buy and sell shares of the fund, investor services, and additional policies.

In exchange for the services it offers, Lehman Brothers and your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

When you buy shares - Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or an investment provider. Whenever you make an initial investment in the fund or add to an existing account, you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars.

Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. Normally, for the fund, dividends are first earned or accrued the day after your purchase order is received.

When you sell shares - If you bought your shares directly, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or an investment provider. You can place an order to sell some or all of your shares at any time. Fund investors will receive the dividends earned and accrued by the fund on the day they sell their shares.

In some cases, when you purchase shares directly or from an investment provider, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see "Signature Guarantees").

If your account falls below the minimum initial investment level of $1 million, the fund has the right to request that you bring the balance back up to the minimum. If you have not done so within 60 days, we may close your account and send you the proceeds by wire.

                               9 YOUR INVESTMENT

The fund reserves the right to pay in kind for redemptions. The fund does not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of the fund's shareholders as a whole. Investors are urged to call [888-556-9030] before effecting any large redemption.

MARKET TIMING POLICY

Frequent purchases and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the fund's trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. In furtherance of these policies, under certain circumstances, the fund reserves the right to reject any purchase order or suspend the telephone order privilege.

NBMI applies the fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases of fund shares. These policies and procedures are applied consistently to all shareholders. Although the fund makes efforts to monitor for market-timing activities, the ability of the fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the fund will be able to eliminate all market-timing activities.

STATEMENTS AND CONFIRMATIONS. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

PLACING ORDERS BY TELEPHONE. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

There is no sales charge or commission paid for investment in fund shares. The fund does not issue certificates for shares.

                               10 YOUR INVESTMENT

Other policies. Under certain circumstances, the fund reserves the right to:

o    suspend the offering of shares
o    reject any purchase order
o    suspend the telephone order privilege
o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the SEC
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

SIGNATURE GUARANTEES

You may need a signature guarantee when you purchase shares directly or from an investment provider. A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Signature guarantees are required for a variety of transactions including requests for changes to your account or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a signature guarantee.

INVESTMENT PROVIDERS

The shares of the fund available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by NBMI. However, if you use an investment provider, most of the information you'll need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of the fund described in this prospectus.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds.

                               11 YOUR INVESTMENT

PORTFOLIO HOLDINGS POLICY

A description of the fund's policies and procedures with respect to disclosure of the fund's portfolio securities is available in the fund's statement of additional information. The complete portfolio holdings for the fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

                               12 YOUR INVESTMENT

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

BUYING SHARES

----------------------------------------------------------------------------------------------------------------------
Method                        Things to know                               Instructions
----------------------------------------------------------------------------------------------------------------------
WIRING MONEY                  The minimum initial purchase amount for      Before wiring any money, call
                              this fund is $1 million; if your balance     [888-556-9030] for an order confirmation
                              should fall below this amount for a
                              substantial period of time, we reserve the   Have your financial institution send your
                              right to request that you bring your         wire to State Street Bank and Trust
                              balance back up to the minimum.  If you      Company
                              have not done so within 60 days, we may
                              close your account and send you the          Include your name, the fund name, your
                              proceeds by mail.                            account number and other information as
                                                                           requested
----------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                  We do not accept phone orders for an         Call [888-556-9030] to notify us of your
                              initial investment                           purchase

                              Additional shares will be purchased upon     Immediately follow up with a wire
                              receipt of your money by our transfer
                              agent

                              Not available on retirement accounts
----------------------------------------------------------------------------------------------------------------------

                                                   13 YOUR INVESTMENT

SELLING SHARES

----------------------------------------------------------------------------------------------------------------------
Method                        Things to know                               Instructions
----------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER           We will wire the proceeds to the bank        Send us a letter requesting us to sell
                              account designated on your application.      shares signed by all registered owners;
                                                                           include your name, account number, the
                              You may need a signature guarantee           fund name, the dollar amount or number of
                                                                           shares you want to sell, and any other
                              Please also supply us with your e-mail       instructions
                              address and daytime telephone number when
                              you write to us in the event we need to      If regular first-class mail, send to:
                              reach you
                                                                                Lehman Brothers Funds
                                                                                Boston Service Center
                                                                                P.O. Box 8403
                                                                                Boston, MA 02266-8403

                                                                           If express delivery, registered mail, or
                                                                           certified mail, send to:

                                                                                Lehman Brothers Funds
                                                                                c/o State Street Bank and Trust
                                                                                Company
                                                                                66 Brooks Drive
                                                                                Braintree, MA 02184-3839
----------------------------------------------------------------------------------------------------------------------
SENDING US A FAX              For amounts of up to $250,000                Write a request to sell shares as
                                                                           described above
                              Not available if you have changed the
                              address on the account in the past 15 days   Call [888-556-9030] to obtain the
                                                                           appropriate fax number
----------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER         All phone orders to sell shares must be      Call [888-556-9030] to place your order
                              for at least $1,000 unless you are closing
                              out  an account
                                                                           Give your name, account number, the fund
                              Not available if you have declined the       name, the dollar amount or number of
                              phone option                                 shares you want to sell, and any other
                                                                           instructions
                              Not available if you have changed the
                              address on the account in the past 15 days
----------------------------------------------------------------------------------------------------------------------

                                                   14 YOUR INVESTMENT

SHARE PRICES

Because shares of the fund do not have a sales charge, the price your account pays for each share of the fund is the net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays the full share price when your account sells shares. Remember that your investment provider may charge fees for its investment management services.

The fund is open for business every day the Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or any other day the Exchange is closed. Because fixed income securities trade in markets outside the Exchange, a fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

NBMI will process purchase orders when received on the basis of an arrangement that you will make payment on the same day by the close of the Exchange. The fund and NBMI reserve the right to suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

In addition, for the fund to process your request, it must be in "good order." Good order means that you have provided sufficient information to process your request as outlined in this prospectus.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

SHARE PRICE CALCULATIONS

THE PRICE OF LEHMAN BROTHERS INSTITUTIONAL CLASS SHARES OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO LEHMAN BROTHERS INSTITUTIONAL CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF LEHMAN BROTHERS INSTITUTIONAL CLASS SHARES OUTSTANDING. THE SHARE PRICES OF THE FUND TYPICALLY CHANGES EVERY BUSINESS DAY.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES BID QUOTATIONS. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE QUOTATIONS UNRELIABLE. WHEN THE FUND BELIEVES A QUOTATION DOES NOT REFLECT A SECURITY'S CURRENT MARKET VALUE, THE FUND MAY SUBSTITUTE FOR THE QUOTATION A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY ITS TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

                               15 YOUR INVESTMENT

FAIR VALUE PRICING GENERALLY WILL BE USED BY THE FUND IF THE EXCHANGE ON WHICH A FIXED INCOME SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF THE TRUSTEES' DESIGNEE INSTEAD OF BEING DETERMINED BY MARKET PRICES.

DISTRIBUTIONS AND TAXES

Distributions -- The fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the fund declares income dividends daily and pays them monthly. The fund makes any capital gain distributions once a year (in December).

Consult your investment adviser about whether distributions from the fund to your account will be reinvested in additional shares of the fund or paid to your account in cash. Although fund distributions are actually made to the investment provider that holds the fund shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the shares' beneficial owner.

How distributions are taxed -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income (other than exempt-interest dividends) and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. It is not expected that any of the fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                               16 YOUR INVESTMENT

In general, a portion of the income dividends from the Fund may be free from state and local income taxes. However, if you are a high-income individual who would owe comparatively little in federal income tax, some of your fund dividends may be subject to the federal alternative minimum tax. In addition, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of that tax.

How share transactions are taxed -- When you sell (redeem) fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption of his or her fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

BACKUP WITHHOLDING

A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS TAXABLE DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S TAXABLE DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE IRS TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF THE APPROPRIATE TAXPAYER IDENTIFICATION NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS

                               17 YOUR INVESTMENT

EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES OF THE FUND JUST BEFORE IT MAKES A CAPITAL GAIN DISTRIBUTION, YOU'LL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU'RE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM A DISTRIBUTION.

FUND STRUCTURE

The fund uses a "multiple class" structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Lehman Brothers Institutional Class shares of the fund.

                               18 YOUR INVESTMENT

                                   APPENDIX C

                  ARRANGEMENTS WITH SERVICE PROVIDERS [UPDATE]

ARIEL BOND FUND
---------------

      The investment adviser to Ariel Bond Fund is Ariel Capital Management, LLC, 200 East Randolph Drive, Suite 2900, Chicago, IL 60601 ("Ariel Capital"). Pursuant to an investment advisory agreement ("Investment Advisory Agreement") with Ariel Bond Fund, Ariel Capital performs or supervises the investment and reinvestment of the assets of Ariel Bond Fund and is responsible for certain management services that are necessary or desirable to the operation of Ariel Bond Fund. Ariel Capital may delegate its investment management responsibilities to a sub-adviser selected by it and approved in accordance with the 1940 Act. The management services provided by Ariel Capital consist of maintaining Ariel Bond Fund's organizational existence, providing office space and personnel, preparing, filing and distributing notices, proxy materials, reports to regulatory bodies, and reports to shareholders of Ariel Bond Fund, maintaining portfolio and general accounting records; and other incidental management services as are necessary to the conduct of Ariel Bond Fund's affairs except such notices, materials, reports, records and services as are to be provided under the Administrative Services Agreement.


      For its services, Ariel Capital receives a monthly fee at an annual rate of 0.35% of the average daily net asset value of Ariel Bond Fund. Fees paid to Ariel Capital for the fiscal years ended September 30, 2002, 2003 and 2004 were $698,039, $821,668 and $852,924, respectively, under the Investment Advisory Agreement

      The investment sub-adviser is Lincoln Capital Fixed Income Management Company, LLC, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606 ("Lincoln Capital"), pursuant to a sub-advisory agreement.

      The sub-advisory agreement provides in substance that Lincoln Capital buy and sell securities for Ariel Bond Fund and conducts the research necessary to manage the portfolio. Lincoln Capital manages the day-to-day investment operations for Ariel Bond Fund. The sub-advisory agreement provides that Ariel Capital will pay Lincoln Capital for its services as sub-adviser for both classes of Ariel Bond Fund at the annual rate of 0.30% of the first $50 million of average daily net assets; 0.20% for the next $50 million of average daily net assets; 0.15% for the next $150 million of average daily net assets; and 0.10% for the average daily net assets over $250 million. For the fiscal years ended September 30, 2002, 2003 and 2004, Lincoln Capital was paid by the Adviser $375,528, $395,127 and $377,060, respectively, for the Institutional Class and $23,257, $47,210 and $44,194, respectively, for the Investor Class. Lincoln Capital has waived its subadvisory fee beginning as of January 1, 2005.

      Ariel Capital also provides administrative services to Ariel Bond Fund and engages State Street Bank and Trust Company to act as the Fund's custodian and Boston Financial Data Services, a subsidiary of State Street Bank and Trust Company, to serve as the Fund's transfer agent. Under the administrative services agreement ("Administrative Services Agreement"), Ariel Capital has contracted to provide administrative services which include responding to shareholder requests for information on their accounts and on Ariel Bond Fund in general, preparing quarterly reports to shareholders detailing the Ariel Bond

Fund's strategies and performance, preparing and distributing proxy material to shareholders, and marketing shares of the Ariel Bond Fund through banks, brokers and other financial services firms through its wholly-owned subsidiary, Ariel Distributors, Inc.

      For the services under the Administrative Services Agreement, the Ariel Bond Fund Institutional Class pays a fee based on the average daily net assets of the Institutional Class at the annual rate of 0.10%. For these services, the Bond Fund Investor Class pays a fee based on the average daily net assets of the Investor Class at the annual rate of 0.25% if such net assets are less than $1 billion; 0.225% if such net assets are at least $1 billion, but less than $2 billion and 0.20% if such net assets are at least $2 billion or more. Fees paid to Ariel Capital for the fiscal years ended September 30, 2002, 2003 and 2004 were $218,350, $273,503 and $280,963, respectively, under the Administrative Services Agreement.

      Ariel Capital entered into an agreement with State Street Bank and Trust Company ("State Street") under which State Street provides certain administrative services to Ariel Bond Fund. Under the direction and supervision of Ariel Capital, State Street performs fund administration services and prepares reports for the Ariel Board.

      State Street also has been retained by Ariel Trust to act as custodian and fund accountant. State Street's responsibilities include keeping custody of all of Ariel Bond Fund's investments. In this role, State Street prices the shares of Ariel Bond Fund daily and oversees the payment of distribution to shareholders.

      Boston Financial Data Services ("BFDS") has been retained by Ariel Trust to act as transfer agent, dividend disbursing agent and shareholder servicing agent. Its responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Ariel Bond Fund shares and confirming such transactions; updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts.

      Firms that establish omnibus accounts and provide substantially the same services to their clients as are provided by BFDS to direct shareholders of Ariel Bond Fund may receive sub-transfer agent fees for such services from Ariel Bond Fund. Such fees may not exceed the amounts set by the Ariel Board, including a majority of the Independent Trustees. In certain instances, distributors or servicing agents may charge higher fees than the Ariel Board has approved. In these cases, Ariel Capital pays the additional amount.

      Ariel Distributors Inc., 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601 ("Ariel Distributors"), an affiliate of Ariel Capital, acts as the principal underwriter of Ariel Bond Fund. Pursuant to the underwriting agreement and the Rule 12b-1 Plan of Distribution ("Ariel Distribution Plan"), Ariel Distributors, as the principal underwriter, receives a fee at the annual rate of 0.25% of the Ariel Bond Fund Investor Class' average daily net assets for its distribution services and for assuming certain marketing expenses. There is no 0.25% fee for the Institutional Class of Ariel Bond Fund.

      During the fiscal year ended September 30, 2004, Ariel Bond Fund Investor Class paid Distribution Plan expenses of $62,118 to the principal underwriter. Of the total amount paid by Ariel Bond Fund Investor Class, $32,363 was used to pay broker-dealers for their distribution and maintenance services and $29,855 was used for advertising, shareholder account maintenance, printing and related costs.

      In connection with the exchange privilege with respect to the SSgA Money Market Fund, the Ariel Distributors has established and maintains an omnibus account for such shareholders at the SSgA Money Market Fund's transfer agent. For its services, Ariel Distributors receives a fee from the fund at the rate of 0.25% of the average net assets of this account. Such fees help defray Ariel Distributors costs of maintaining this omnibus account.

      Apart from the Distribution Plan, Ariel Capital, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Fund, including compensation to broker-dealers in consideration of promotional or administrative services.

      Ariel  Distributors  and  Ariel  Capital  also  may  provide   promotional
incentives and marketing support to certain advisers, dealers and financial institutions. Promotional incentives and marketing support may include: merchandise carrying Ariel Bond Fund's logo; occasional meals and tickets to sporting events and concerts; and payments or reimbursements used to offset marketing expenses and related costs of meetings held for the purpose of training or education. Such promotional incentives and marketing support are not preconditioned on achievement of any sales targets by any adviser, dealer or financial institution.

NEW FUND [UPDATE]
--------

      The investment manager to New Fund will be Neuberger Berman Management Inc., 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 ("NBMI"), a wholly owned subsidiary of Lehman Brothers Inc., pursuant to a management agreement with the Trust on behalf of New Fund ("Management Agreement"). The Management Agreement will provide, in substance, that [NBMI will make and implement investment decisions for New Fund in its discretion and will continuously develop an investment program for New Fund's assets. NBMI will be permitted to effect securities transactions on behalf of New Fund through associated persons of NBMI. Pursuant to the Management Agreement, NBMI also will provide office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NBMI will pay all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, trustees, or employees of NBMI.] New Fund will pay NBMI a management fee of 0.25% of New Fund's average daily net assets on the first $500 million; 0225% on the next $500 million; 020% on the next $500 million; 0.175% on the next $500 million; and 0.15% over $2 billion.

      NBMI has contractually undertaken to reimburse the Investor Class and Institutional Class of New Fund so that the total operating expenses of each Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.85% of average daily net assets and 0.45% of average daily net assets, respectively. This undertaking lasts until October 31, [2014]. Each Class of New Fund has contractually undertaken to reimburse NBMI for the excess expenses paid by NBMI, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.85% of average daily net assets and 0.45% of average daily net assets, respectively, and the reimbursements are made within three years after the year in which NBMI incurred the expense.

      Another wholly-owned subsidiary of Lehman Brothers Inc. and an affiliate of NBMI, Lincoln Capital will be sub-adviser to New Fund pursuant to a sub-advisory agreement ("Sub-Advisory Agreement"). It is expected that around April 1, 2005, Lincoln Capital will change its name to Lehman Brothers Asset Management LLC.

      Pursuant to the Sub-Advisory Agreement, NBMI has delegated responsibility for the New Fund's day-to-day management to Lincoln Capital. The Sub-Advisory Agreement provides in substance that Lincoln Capital will make and implement investment decisions for New Fund in its discretion and will continuously develop an investment program for New Fund's assets. The Sub-Advisory Agreement permits Lincoln Capital to effect securities transactions on behalf of New Fund through associated persons of Lincoln Capital. The Sub-Advisory Agreement also specifically permits Lincoln Capital to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to New Fund, although Lincoln Capital has no current plans to pay a material amount of such compensation.

      NBMI will provide facilities, services, and personnel to New Fund pursuant to an administration agreement with the Trust ("Administration Agreement"). For such administrative services, New Fund Investor Class will pay NBMI a fee of [0.27]% of New Fund Investor Class' average daily net assets. New Fund Institutional Class will pay NBMI a fee of [0.15]% of New Fund Institutional Class' average daily net assets.

      Under the Administration Agreement, NBMI will also provide to New Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by New Fund's shareholder servicing agent. NBMI will provide the following direct shareholder services: [(1) process New Fund share purchase and redemption requests; (2) coordinate and implement bank-to-wire transfers in connection with New Fund share purchases and redemptions; (3) execute exchange orders; (4) respond to telephone and in-person inquiries from existing shareholders; (5) deal with shareholder complaints and correspondence;
(6) assist the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities; (7) solicit and gather shareholder proxies, perform services connected with the qualification of New Fund's shares for sale in various states; and (8) furnish other services the parties agree from time to time should be provided under the Administration Agreement.]

      [From time to time, NBMI or New Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of New Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.]

      State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, ("State Street") will serve as New Fund's custodian, transfer agent and shareholder servicing agent. [As such, State Street will, among other things, safeguard New Fund's assets, receive purchase orders and redemption requests, maintain shareholder accounts, execute transactions with broker-dealers authorized by New Fund, prepare and transmit payments for dividends and record the issuance of shares of New Fund.]

      NBMI will serve as the distributor ("Distributor") in connection with the offering of New Fund shares. Institutional Class shares will be offered on a no-load basis. The Distributor is New Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, will act as agent in arranging for the sale of New Fund's Investor Class and Institutional Class shares without sales commission or other compensation and will bear all advertising and promotion expenses incurred in the sale of those shares. The Distributor will agree: [(1) to sell shares of New Fund only at net asset value ("NAV"); (2) that New Fund shall receive 100% of such NAV; and (3) to enter into agreements with dealers selected by the Distributor, providing for the sale to such dealers and resale by such dealers of New Fund shares at their NAV.]

      New Trust, on behalf of New Fund, will also adopt a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class ("Distribution Plan") which, among other things, permits New Fund to pay NBMI fees for its services related to the sales and distribution of the Investor Class of shares and provide ongoing services to holders of those shares. Under the Distribution Plan, New Fund Investor Class will pay NBMI 0.25% of its average daily net assets. Payments with respect to the Investor Class are made only from assets attributable to that Class. For the Investor Class, NBMI may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, third-party administrators and other institutions that support the sale and distribution of shares or provide services to the Class and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. The amount of fees paid by the Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Distribution Plan complies with these rules.

      For cash management purposes, New Fund may invest up to 25% of its assets in a money market fund managed by NBMI or its affiliates, pursuant to an SEC exemptive order. New Fund does not have any current intention to make use of this authority.

                                   APPENDIX D

                              CAPITALIZATION TABLES

      The following table shows the capitalization of Ariel Premier Bond Fund and Lehman Brothers Core Bond Fund as of [________], 2005 and the pro forma combined capitalization of both Funds as if the reorganization had occurred on that date. If approved by shareholders, Ariel Premier Bond Fund will be reorganized into the newly organized shell series, Lehman Brothers Core Bond Fund.

                               LEHMAN BROTHERS     ARIEL PREMIER      PRO FORMA
                               CORE BOND FUND        BOND FUND        COMBINED
Net Assets (000)
Net Asset Value per share
Shares Outstanding (000)

                              Subject to Completion
                 Preliminary Statement of Additional Information
                               Dated [____], 2005

--------------------------------------------------------------------------------

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                             ARIEL PREMIER BOND FUND
                      (A SERIES OF ARIEL INVESTMENT TRUST)
                    (INVESTOR CLASS AND INSTITUTIONAL CLASS)
                             200 East Randolph Drive
                                   Suite 2900
                             Chicago, Illinois 60601
                           [Telephone 1-800-292-7435]

                               To reorganize into:

                         LEHMAN BROTHERS CORE BOND FUND
                   (A SERIES OF NEUBERGER BERMAN INCOME FUNDS)
    (NEUBERGER BERMAN INVESTOR CLASS AND LEHMAN BROTHERS INSTITUTIONAL CLASS)
                                605 Third Avenue
                            New York, New York 10158
                            Telephone 1-800-877-9700


                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated [April 30], 2005


          (Special Meeting of Shareholders of Ariel Premier Bond Fund)

--------------------------------------------------------------------------------

      This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Prospectus and Proxy Statement dated [April 30], 2005 ("Prospectus/Proxy Statement") for the special meeting of shareholders of Ariel Premier Bond Fund ("Ariel Bond Fund") to be held on [June __], 2005 ("Meeting"). Copies of the Prospectus/Proxy Statement may be obtained without charge by [calling Ariel Bond Fund at [800-292-7435] or Lehman Brothers Core Bond Fund ("New Fund") at 800-877-9700]. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

      Further information about the Ariel Bond Fund is contained in its SAI, dated February 1, 2005, which is incorporated herein by reference with respect to the Ariel Bond Fund (so it is legally considered a part of this SAI). The audited financial statements and related independent registered public accountant's report for the Ariel Bond Fund contained in Annual Report to Shareholders of the Ariel Investment Trust ("Ariel Trust") for the fiscal year ended September 30, 2004 are also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus/Proxy Statement or in this SAI in connection with the offering made by the Prospectus/Proxy Statement, and, if given or made, such information or representations must not be relied upon as having been authorized by Acquiring Fund or its distributor. The
Prospectus/Proxy Statement and this SAI do not constitute an offering by Acquiring Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS
                                -----------------

GENERAL INFORMATION............................................................1

INVESTMENT INFORMATION.........................................................1
      Investment Policies and Limitations......................................1
      Cash Management and Temporary Defensive Positions........................4
      Additional Investment Information........................................4

CERTAIN RISK CONSIDERATIONS...................................................22

TRUSTEES AND OFFICERS.........................................................22

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................34
      Investment Manager and Administrator....................................34
      Management and Administration Fees......................................35
      Waivers and Reimbursements..............................................35
      Sub-Adviser.............................................................36
      Board Consideration of the Management and Sub-Advisory Agreements.......38
      Investment Companies Managed............................................39
      Code of Ethics..........................................................42
      Management and Control of NB Management and Neuberger Berman............42

DISTRIBUTION ARRANGEMENTS.....................................................43

ADDITIONAL PURCHASE INFORMATION...............................................45
      Share Prices and Net Asset Value........................................45
      Automatic Investing and Dollar Cost Averaging...........................46

ADDITIONAL EXCHANGE INFORMATION...............................................46

ADDITIONAL REDEMPTION INFORMATION.............................................50
      Suspension of Redemptions...............................................50
      Redemptions in Kind.....................................................50

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................50

ADDITIONAL TAX INFORMATION ...................................................51
      Taxation of the Fund....................................................51
      Taxation of the Fund's Shareholders.....................................54

PORTFOLIO TRANSACTIONS .......................................................55
      Proxy Voting............................................................59

PORTFOLIO HOLDINGS DISCLOSURE.................................................60

REPORTS TO SHAREHOLDERS.......................................................62

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................62

CUSTODIAN AND TRANSFER AGENT..................................................63

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................63

LEGAL COUNSEL.................................................................63

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................63

REGISTRATION STATEMENT........................................................64

FINANCIAL STATEMENTS..........................................................64

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                               GENERAL INFORMATION

      The shareholders of the Ariel Bond Fund are being asked to approve an Agreement and Plan of Reorganization and Termination ("Reorganization Plan") between Ariel Investment Trust (on behalf of the Ariel Bond Fund) and Neuberger Berman Income Funds ("New Trust") (on behalf of its newly created series named the Lehman Brothers Core Bond Fund ("New Fund")) and the transactions contemplated thereby. A form of the Reorganization Plan is attached as Exhibit A to the Prospectus/Proxy Statement. The Reorganization Plan contemplates certain transactions, including: (a) the transfer of all assets of Ariel Bond Fund to, and the assumption of all liabilities of Ariel Bond Fund by, New Fund in exchange solely for shares of New Fund; (b) the distribution of those New Fund shares PRO RATA to shareholders of Ariel Bond Fund; and (c) the dissolution of Ariel Bond Fund ("Proposed Reorganization").

      The Special Meeting of Shareholders of the Ariel Bond Fund to consider the Reorganization Plan and the related transactions will be held at the offices of Ariel Investment Trust, 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601 on [June __], 2005, at [9:00 a.m.] Central Time. For further information about the transaction, see the Prospectus/Proxy Statement.

                             INVESTMENT INFORMATION

      New Fund will be a separate operating series of New Trust, a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

      The   following   information    supplements   the   discussion   in   the
Prospectus/Proxy Statement of the investment objective, policies, and limitations of New Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of New Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of New Trust ("New Trust Trustees") without shareholder approval. The fundamental investment policies and limitations of New Fund may not be changed without the approval of the lesser of:

      (1) 67% of the total units of beneficial interest ("shares") of New Fund represented at a meeting at which more than 50% of the outstanding New Fund shares are represented, or

      (2)  a majority of the outstanding shares of New Fund.

      These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

      For purposes of its limitation on commodities, New Fund does not consider forward contracts to be physical commodities.

      For purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits

      Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by New Fund. If events subsequent to a transaction result in New Fund exceeding the percentage limitation on borrowing or illiquid securities, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital") will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

      The fundamental investment policies and limitations of New Fund are as follows:

      1. BORROWING. New Fund may not borrow money, except that it may borrow money from banks for temporary or emergency purposes and not for leveraging or investment provided that borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of New Fund's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES. New Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

      3. DIVERSIFICATION. New Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of New Fund's total assets would be invested in the securities of that issuer or (ii) New Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. INDUSTRY CONCENTRATION. New Fund may not invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to U.S. Government and Agency Securities.

      5. LENDING. New Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE. New Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit New Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. New Fund may not issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. New Fund may not engage in the business of underwriting securities of other issuers, except to the extent that New Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

      Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

      New Fund's non-fundamental investment policies and limitations are as follows:

      1. ILLIQUID SECURITIES. New Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      2. BORROWING. New Fund may not purchase securities if outstanding borrowings of money exceed 5% of its total assets.

      3. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, New Fund may not make any loans other than securities loans.

      4. MARGIN TRANSACTIONS. New Fund may not purchase securities on margin from brokers or other lenders, except that New Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      5. BONDS AND OTHER DEBT SECURITIES. New Fund normally invests at least 80% of the sum of its net assets plus any borrowings for investment purposes in bonds and other debt securities. Although this is a non-fundamental policy, the New Trust Trustees will not change this policy without 60 days notice to shareholders.

      New Fund has the following fundamental investment policy:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

Cash Management and Temporary Defensive Positions
-------------------------------------------------

      For temporary defensive purposes, New Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the debt securities in which New Fund normally invests.

Additional Investment Information
---------------------------------

      New Fund may make the following investments, among others, some of which are part of New Fund's principal investment strategies and some of which are not. The principal risks of New Fund's principal investment strategies are disclosed in the Prospectus/Proxy Statement. It may not buy all of the types of securities or use all of the investment techniques that are described.

      U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the GNMA, Fannie Mae, Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as "Student Loan Marketing Association"), Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

      POLICIES AND LIMITATIONS. New Fund has no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, it must invest according to its investment objective and policies.

      CORPORATE BONDS. New Fund will normally invest in corporate issues that are rated A or better by Moody's, S&P or Fitch, Inc., or which are not rated by Moody's, S&P or Fitch, Inc. but are deemed by Lincoln Fixed Income to be of comparable quality.

      New Fund may invest in investment grade corporate bonds. Usually, no single corporate issuer will comprise more than 5% of the Bond Fund's total assets at the time of investment. The value of lower-rated corporate debt securities is more sensitive to economic changes or individual corporate developments than higher-rated investments.

      INFLATION-INDEXED SECURITIES. New Fund may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period New Fund holds the security, it may earn less on it than on a conventional bond.

      Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

      Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because New Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, it may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lincoln Capital, acting pursuant to guidelines established by New Trust Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for New Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by New Fund may be subject to legal restrictions which could be costly to it.

      POLICIES AND LIMITATIONS. New Fund may invest up to 15% of its net assets in illiquid securities.

      REPURCHASE AGREEMENTS. In a repurchase agreement, New Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lincoln Capital monitors the creditworthiness of sellers.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; New Fund may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. New Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that New Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for New Fund's account by its custodian or a bank acting as New Fund's agent.

      SECURITIES LOANS. New Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Lincoln Capital, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with New Fund. New Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay New Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of New Fund or the borrower. New Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. New Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lincoln Capital believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, New Fund can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. New Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

      POLICIES AND LIMITATIONS. In order to realize income, New Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Lincoln Capital. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by New Trust Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES. New Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by New Fund qualify under Rule 144A and an institutional market develops for those securities, New Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of New Fund's illiquidity. Lincoln Capital, acting under guidelines established by the New Trust Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, New Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time New Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, New Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the New Trust Trustees believes accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to New Fund's 15% limit on investments in illiquid securities.

      COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. New Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the New Trust Trustees.

      POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to New Fund's 15% limit on investments in illiquid securities.

      BANKING  AND SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which New Fund invests typically are not covered by deposit insurance.

      A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

      Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

      Securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations.
Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

      VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

      Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet New Fund's quality standards. Accordingly, in purchasing these securities, New Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. New Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits New Fund to sell the security to the issuer or third party at a specified price. New Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

      MONEY MARKET FUNDS. New Fund may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause New Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, New Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

      POLICIES AND LIMITATIONS. For cash management purposes, New Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. New Fund does not have any current intention to make use of this authority. Otherwise, New Fund's investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of New Fund's total assets with respect to any one investment company and (iii) 10% of New Fund's total assets in all investment companies in the aggregate.

      OTHER INVESTMENT COMPANIES. New Fund may invest in the shares of other investment companies that are consistent with its investment policies. Such investment may be the most practical or only manner in which New Fund can participate in certain markets, such as foreign markets, because of the expenses involved or because other vehicles for investing in those markets or countries may not be available at the time New Fund is ready to make an investment. New Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index.

      As a shareholder in an investment company, New Fund would bear its PRO RATA share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. New Fund does not intend to invest in such investment companies unless, in the judgment of Lincoln Capital, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, New Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of New Fund's total assets with respect to any one investment company, and (iii) 10% of New Fund's total assets in the aggregate.

      MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

      Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

      FHLMC is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

      Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

      Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, New Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. New Fund uses an approach that Lincoln Capital believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of Ne Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

      Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a PRO RATA basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

      Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. Lincoln Capital considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets New Fund's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. New Fund may buy mortgage-backed securities without insurance or guarantees, if Lincoln Capital determines that the securities meet New Fund's quality standards. Lincoln Capital will, consistent with New Fund's investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

      POLICIES AND LIMITATIONS. New Fund currently does not intend to purchase mortgage-backed securities that are not issued or guaranteed by an agency or instrumentality of the U.S. Government. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to New Fund's industry concentration restrictions, set forth under "Fundamental Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government Securities. In case of privately issued mortgage-related securities, New Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. New Fund also not purchase mortgage-backed securities that, in Lincoln Capital's opinion, are illiquid if, as a result, more than 15% of New Fund's net assets would be invested in illiquid securities.

      FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS. FHLMC CMOs are debt obligations of FHLMC issued in multiple tranches having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual tranches of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. This "pass-through" of prepayments has the effect of retiring most CMO tranches prior to their stated final maturity.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

      OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

      Certificates for Automobile ReceivablesSM ("CARSSM") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

      Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

      Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

      New Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to New Fund.

      U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

      POLICIES AND LIMITATIONS. These investments are subject to New Fund's quality, maturity, and duration standards.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by New Fund to purchase securities that will be issued at a future date (ordinarily within two months, although New Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued and delayed delivery transactions enable New Fund to "lock in" what Lincoln Capital believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, New Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, New Fund may lose the opportunity to obtain a favorable price.

      The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of New Fund's NAV starting on the date of the agreement to purchase the securities. Because New Fund has not yet paid for the securities, this produces an effect similar to leverage. New Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

      POLICIES AND LIMITATIONS. New Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, New Fund may dispose of or renegotiate a commitment after it has been entered into. New Fund also may sell securities it has committed to purchase before those securities are delivered to New Fund on the settlement date. New Fund may realize capital gains or losses in connection with these transactions.

      When New Fund purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value
(determined daily) at least equal to the amount of New Fund's purchase commitments. This procedure is designed to ensure that New Fund maintains sufficient assets at all times to cover its obligations under when-issued or delayed delivery purchases.

      OPTIONS AND FORWARD CONTRACTS. As described below, these instruments may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by New Fund resulting from securities markets or currency exchange rate fluctuations, to protect New Fund's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities or to seek to enhance New Fund's income or gain. New Fund may use any or all types of these instruments at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized instrument will be a function of numerous variables, including market conditions.

      FUTURES CONTRACTS AND OPTIONS THEREON. New Fund may purchase and sell interest rate and bond index futures contracts and options thereon (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon in an attempt to hedge against changes in the prices of securities. Because the futures markets may be more liquid than the cash markets, the use of Futures permits New Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. New Fund views investment in interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities.

      A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

      U.S. Futures are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by New Fund will usually be liquidated in this manner, New Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

      "Margin" with respect to Futures is the amount of assets that must be deposited by New Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain New Fund's Futures positions. The margin deposit made by New Fund when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements,  New Fund will be required to make an  additional  margin  deposit
("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to New Fund. In computing its daily NAV, New Fund marks to market the value of its open Futures positions. New Fund also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, New Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although New Fund believes that the use of Futures Contracts will benefit it, if Lincoln Capital's judgment about the general direction of the markets or about interest rate trends is incorrect, New Fund's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities underlying New Fund's futures position and the securities held by or to be purchased for New Fund.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by New Fund, it could (depending on the size of the position) have an adverse impact on the NAV of New Fund.

      POLICIES AND LIMITATIONS. New Fund may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. New Fund does not engage in transactions in Futures or options thereon for speculation.

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by New Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by New Fund and is never exercised or closed out, New Fund will lose the entire amount of the premium paid.

      Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between New Fund and a counterparty, with no clearing organization guarantee. Thus, when New Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) New Fund originally sold (or purchased) the option. There can be no assurance that New Fund would be able to liquidate an OTC option at any time prior to expiration. Unless New Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, New Fund may be unable to liquidate its options position and the associated cover. Lincoln Capital monitors the creditworthiness of dealers with which New Fund may engage in OTC options transactions.

      The premium received (or paid) by New Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by New Fund for writing an option is recorded as a liability on New Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time New Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that New Fund will be able to effect closing transactions at favorable prices. If New Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      New Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by New Fund; however, New Fund could be in a less advantageous position than if it had not written the call option.

      New Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, New Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS. The assets used as cover (or held in a segregated account) for OTC options written by New Fund will be considered illiquid and thus subject to New Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that New Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, SECURITIES INDICES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS"). To the extent New Fund sells or purchases Futures Contracts and/or writes options thereon that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of New Fund's net assets.

      COVER FOR HEDGING INSTRUMENTS. New Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of New Fund's assets could impede portfolio management or New Fund's ability to meet current obligations. New Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to New Fund.

      POLICIES AND LIMITATIONS. New Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

      GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by New Fund and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use

Hedging Instruments are different from those needed to select New Fund's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of New Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for New Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. Lincoln Capital intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected by the manager to resemble or offset that of New Fund's underlying securities or currency. There can be no assurance that New Fund's use of Hedging Instruments will be successful.

      New Fund's use of Hedging Instruments may be limited by certain provisions of the Code with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of the Fund."

      New Fund is not obligated to use any Hedging Instruments and make no representations as to the availability or use of these techniques at this time or at any time in the future.

      POLICIES AND LIMITATIONS. Lincoln Capital intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of New Fund's underlying securities or currency. Lincoln Capital intends to reduce the risk that New Fund will be unable to close out Hedging Instruments by entering into such transactions only if Lincoln Capital believes there will be an active and liquid secondary market.

      TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect New Fund service providers and New Fund's operations.

      CALL RISK. Some debt securities in which New Fund may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the fund would have to reinvest the proceeds from the called security at the current, lower rates.

      RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

      RATINGS OF FIXED INCOME SECURITIES

      As discussed in the Prospectuses, New Fund may purchase securities rated by S&P, Moody's, Fitch or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although New Fund may rely on the ratings of any NRSRO, New Fund mainly refers to ratings assigned by S&P, Moody's and Fitch, which are described in Appendix A. New Fund may also invest in unrated securities that are deemed comparable in quality by Lincoln Capital to the rated securities in which New Fund may permissibly invest.

      HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Lincoln Capital to be of comparable quality.

      INVESTMENT GRADE DEBT SECURITIES. An investment grade debt security is a security that has received ratings, from at least one NRSRO that has rated it, in one of the four highest rating categories or, if not rated by any NRSRO, has been determined by Lincoln Capital to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay. If a security receives one rating in one of the four highest rating categories and another below the fourth highest category, it will be considered investment grade.

      RATINGS DOWNGRADES. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, Lincoln Capital will consider whether to continue holding the security. However, Lincoln Capital will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure New Fund's holdings of securities that are considered by New Fund to be below investment grade will not exceed 5% of its net assets.

      DURATION AND MATURITY

      Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. Lincoln Capital utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

      Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen New Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

      There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Lincoln Capital, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

      New Fund may invest in individual securities of any duration, however, New Fund's dollar-weighted average duration will seek to equal the duration of the domestic, investment grade bond market when its outlook for interest rates is neutral. The dollar-weighted average duration will be longer then Lincoln Capital believes that interest rates will fall and shorter when it believes interest rates will rise. The stronger Lincoln Capital's conviction, the further the New Fund's duration will diverge from the duration of the domestic, investment grade bond market, which generally averages approximately four to five years. Under normal conditions, New Fund's dollar-weighted average duration will range plus or minus one year from the duration of the domestic, investment grade bond market. Only on rare occasions will the New Fund's dollar-weighted average duration reach extreme positions (plus or minus two years from the duration of the domestic, investment grade bond market).

                           CERTAIN RISK CONSIDERATIONS

      Although New Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that New Fund will achieve its investment objective.

                              TRUSTEES AND OFFICERS

      The following tables set forth information concerning New Trust Trustees and officers of the New Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS         OTHER
                      POSITION                                    IN FUND      DIRECTORSHIPS
                     AND LENGTH                                   COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME                                  OVERSEEN BY   FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------
John Cannon (75)       Trustee     Consultant. Formerly,             41       Independent
                        since      Chairman, CDC Investment                   Trustee or
                         1994      Advisers (registered                       Director of
                                   investment adviser) , 1993                 three series of
                                   to January 1999; formerly,                 OppenheimerFunds:
                                   President and Chief                        Limited Term New
                                   Executive Officer, AMA                     York Municipal
                                   Investment Advisors, an                    Fund, Rochester
                                   affiliate of the American                  Fund Municipals,
                                   Medical Association.                       and Oppenheimer
                                                                              Convertible
                                                                              Securities Fund,
                                                                              since 1992.
------------------------------------------------------------------------------------------------
Faith Colish (69)      Trustee     Counsel, Carter Ledyard &         41       Director,
                        since      Milburn LLP (law firm)                     American Bar
                         2000      since October 2002;                        Retirement
                                   formerly, Attorney-at-Law                  Association
                                   and President, Faith                       (ABRA) since
                                   Colish, A Professional                     1997
                                   Corporation; 1980 to 2002.                 (not-for-profit
                                                                              membership
                                                                              association).
------------------------------------------------------------------------------------------------
C. Anne Harvey (67)    Trustee     Consultant, C.A. Harvey           41       President, Board
                        since      Associates since June                      of Associates to
                         2000      2001; formerly, Director,                  The National
                                   AARP, 1978 to December                     Rehabilitation
                                   2001.                                      Hospital's Board
                                                                              of Directors
                                                                              since 2002;
                                                                              formerly, Member,
                                                                              Individual
                                                                              Investors
                                                                              Advisory
                                                                              Committee to the
                                                                              New York Stock
                                                                              Exchange Board
                                                                              of Directors,
                                                                              1998 to June
                                                                              2002; formerly,
                                                                              Member, American
                                                                              Savings Education
                                                                              Council's Policy
                                                                              Board (ASEC),
                                                                              1998 to 2000;
                                                                              formerly,
                                                                              Member,
                                                                              Executive
                                                                              Committee, Crime
                                                                              Prevention
                                                                              Coalition of
                                                                              America, 1997 to
                                                                              2000.
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS         OTHER
                      POSITION                                    IN FUND      DIRECTORSHIPS
                     AND LENGTH                                   COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME                                  OVERSEEN BY   FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------
Barry Hirsch (71)      Trustee     Attorney-at-Law. Formerly,        41       None.
                        since      Senior Counsel, Loews
                         1993      Corporation (diversified
                                   financial corporation) May
                                   2002 until April 2003;
                                   formerly, Senior Vice
                                   President, Secretary and
                                   General Counsel, Loews
                                   Corporation.
------------------------------------------------------------------------------------------------
Robert A. Kavesh       Trustee     Marcus Nadler Professor           41       Director, The Caring
(77)                    since      Emeritus of Finance and                    Community (not-for-
                         1993      Economics, New York                        profit); formerly,
                                   University Stern School of                 Director, DEL
                                   Business; formerly, Executive              Laboratories,  Inc.
                                   Secretary-Treasurer, American              (cosmetics and
                                   Finance Association from 1961              pharmaceuticals) from
                                   to 1979.                                   1978 to 2004; formerly,
                                                                              Director,  Apple Bank
                                                                              for Savings from 1979
                                                                              to 1990; formerly, Director,
                                                                              Western Pacific Industries,
                                                                              Inc. (public company) from
                                                                              1972 to 1986.
------------------------------------------------------------------------------------------------
Howard A. Mileaf       Trustee     Retired. Formerly, Vice           41       Director,
(67)                    since      President and Special                      WHX Corporation
                         2000      Counsel, WHX Corporation                   (holding
                                   (holding company) 1993 to                  company) since
                                   2001.                                      August 2002;
                                                                              Director,
                                                                              Webfinancial
                                                                              Corporation
                                                                              (holding
                                                                              company) since
                                                                              December 2002;
                                                                              Director, State
                                                                              Theatre of New
                                                                              Jersey
                                                                              (not-for-profit
                                                                              theater) since
                                                                              2000; formerly,
                                                                              Director, Kevlin
                                                                              Corporation
                                                                              (manufacturer of
                                                                              microwave and
                                                                              other products).
------------------------------------------------------------------------------------------------
William E. Rulon       Trustee     Retired. Formerly, Senior         41       Director,
(72)                    since      Vice President, Foodmaker,                 Pro-Kids Golf
                         1993      Inc. (operator and                         and Learning
                                   franchiser of restaurants)                 Academy (teach
                                   until January 1997.                        golf and
                                                                              computer usage
                                                                              to "at risk"
                                                                              children) since
                                                                              1998; formerly,
                                                                              Director,
                                                                              Prandium, Inc.
                                                                              (restaurants)
                                                                              from March 2001
                                                                              to  July 2002.
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS         OTHER
                      POSITION                                    IN FUND      DIRECTORSHIPS
                     AND LENGTH                                   COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME                                  OVERSEEN BY   FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------
Cornelius T. Ryan      Trustee     Founding General Partner,         41       Director,
(73)                    since      Oxford Partners and Oxford                 Capital Cash
                         2000      Bioscience Partners                        Management Trust
                                   (venture capital                           (money market
                                   partnerships) and                          fund),
                                   President, Oxford Venture                  Narragansett
                                   Corporation.                               Insured Tax-Free
                                                                              Income Fund,
                                                                              Rocky Mountain
                                                                              Equity Fund,
                                                                              Prime Cash Fund,
                                                                              several private
                                                                              companies and
                                                                              QuadraMed
                                                                              Corporation
                                                                              (NASDAQ).
------------------------------------------------------------------------------------------------
Tom Decker Seip        Trustee     General Partner, Seip             41       Director, H&R
(54)                    since      Investments LP (a private                  Block, Inc.
                         2000      investment partnership);                   (financial
                                   formerly, President and                    services
                                   CEO, Westaff, Inc.,                        company) since
                                   (temporary staffing), May                  May 2001;
                                   2001 to January 2002;                      Director,
                                   Senior Executive at the                    Forward
                                   Charles Schwab Corporation                 Management, Inc.
                                   from 1983 to 1999;                         (asset
                                   including Chief Executive                  management)
                                   Officer, Charles Schwab                    since 2001;
                                   Investment Management,                     formerly,
                                   Inc. and Trustee, Schwab                   Director,
                                   Family of Funds and Schwab                 General Magic
                                   Investments from 1997 to                   (voice
                                   1998; and Executive Vice                   recognition
                                   President-Retail                           software) 2001
                                   Brokerage, Charles Schwab                  to 2002;
                                   Investment Management from                 formerly,
                                   1994 to 1997.                              Director,
                                                                              E-Finance
                                                                              Corporation
                                                                              (credit
                                                                              decisioning
                                                                              services) 1999
                                                                              to 2003;
                                                                              formerly,
                                                                              Director,
                                                                              Save-Daily.com
                                                                              (micro investing
                                                                              services) 1999
                                                                              to 2003;
                                                                              Director,
                                                                              Offroad Capital
                                                                              Inc. (pre-public
                                                                              internet
                                                                              commerce
                                                                              company).
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS         OTHER
                      POSITION                                    IN FUND      DIRECTORSHIPS
                     AND LENGTH                                   COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME                                  OVERSEEN BY   FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------
Candace L.             Trustee     Private investor and              41       Director, The
Straight (57)           since      consultant specializing in                 Proformance
                         1993      the insurance industry;                    Insurance
                                   formerly, Advisory                         Company
                                   Director, Securitas                        (personal lines
                                   Capital LLC (a global                      property and
                                   private equity investment                  casualty
                                   firm dedicated to making                   insurance
                                   investments in the                         company) since
                                   insurance sector) 1998 to                  March 2004;
                                   December 2002.                             Director,
                                                                              Providence
                                                                              Washington
                                                                              (property and
                                                                              casualty
                                                                              insurance
                                                                              company) since
                                                                              December 1998;
                                                                              Director, Summit
                                                                              Global Partners
                                                                              (insurance
                                                                              brokerage firm)
                                                                              since October
                                                                              2000.
------------------------------------------------------------------------------------------------
Peter P. Trapp (60)    Trustee     Regional Manager for              41       None.
                        since      Atlanta Region, Ford Motor
                         2000      Credit Company since
                                   August 1997; formerly,
                                   President, Ford Life
                                   Insurance Company, April
                                   1995 to August 1997.
------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------
Edward I. O'Brien*     Trustee     Formerly, Member,                 41       Director, Legg
(76)                    since      Investment Policy                          Mason, Inc.
                         2000      Committee, Edward Jones,                   (financial
                                   1993 to 2001; President,                   services holding
                                   Securities Industry                        company) since
                                   Association ("SIA")                        1993; formerly,
                                   (securities industry's                     Director, Boston
                                   representative in                          Financial Group
                                   government relations and                   (real estate and
                                   regulatory matters at the                  tax shelters)
                                   federal and state levels)                  1993 to 1999.
                                   from 1974 to 1992; Adviser
                                   to SIA, November 1992 to
                                   November 1993.
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS         OTHER
                      POSITION                                    IN FUND      DIRECTORSHIPS
                     AND LENGTH                                   COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME                                  OVERSEEN BY   FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------
Jack L. Rivkin*       President    Executive Vice President          41       Director, Dale
(64)                 and Trustee   and Chief Investment                       Carnegie and
                        since      Officer, Neuberger Berman                  Associates, Inc.
                       December    Inc. (holding company)                     (private
                         2002      since 2002 and 2003,                       company) since
                                   respectively; Executive                    1998; Director,
                                   Vice President and Chief                   Emagin Corp.
                                   Investment Officer of                      (public company)
                                   Neuberger Berman since                     since 1997;
                                   December 2002 and 2003,                    Director,
                                   respectively; Director and                 Solbright Inc.
                                   Chairman, NB Management                    (private
                                   since December 2002;                       company) since
                                   formerly, Executive Vice                   1998; Director,
                                   President, Citigroup                       Infogate Corp.
                                   Investments Inc., from                     (private
                                   September 1995 to February                 company) since
                                   2002; formerly, Executive                  1997; Director,
                                   Vice President, Citigroup                  Broadway
                                   Inc. from September 1995                   Television
                                   to February 2002.                          Network (private
                                                                              company) since
                                                                              2000.
------------------------------------------------------------------------------------------------
Peter E. Sundman*    Chairman of   Executive Vice President,         41       Director and
(45)                  the Board,   Neuberger Berman Inc.                      Vice President,
                        Chief      (holding company) since                    Neuberger &
                      Executive    1999; Head of Neuberger                    Berman Agency
                     Officer and   Berman Inc.'s Mutual Funds                 Inc. since 2000;
                       Trustee     and Institutional Business                 formerly,
                        since      since 1999; President and                  Director,
                         2000      Director, NB Management                    Neuberger Berman
                                   since 1999; Executive Vice                 Inc. (holding
                                   President, Neuberger                       company) from
                                   Berman since 1999;                         October 1999
                                   formerly, Principal,                       through March
                                   Neuberger Berman from 1997                 2003; Trustee,
                                   to 1999; Senior Vice                       Frost Valley
                                   President, NB Management                   YMCA.
                                   from 1996 to 1999.
------------------------------------------------------------------------------------------------

   (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

   (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

   (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

   * Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust
-------------------------------------------

                                    POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)              TIME SERVED (2)             PRINCIPAL OCCUPATION(S) (3)

Claudia A. Brandon (48)               Secretary since 1985       Vice President-Mutual Fund Board
                                                                 Relations, NB Management since
                                                                 2000; Vice President, Neuberger
                                                                 Berman since 2002 and employee
                                                                 since 1999; formerly, Vice
                                                                 President, NB Management from 1986
                                                                 to 1999; Secretary, fourteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (three since 2000,
                                                                 four since 2002, three since 2003
                                                                 and four since 2004).

Philip R. Carroll (70)              Chief Compliance Officer     Vice President, Neuberger Berman
                                           since 2004            since 2002; Associate General
                                                                 Counsel, Neuberger Berman since
                                                                 2001; Director-Mutual Fund
                                                                 Compliance, NB Management since
                                                                 1995; Chief Legal Officer, fourteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (ten since 2003, four
                                                                 since 2004); Chief Compliance
                                                                 Officer, fourteen registered
                                                                 investment companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator (fourteen
                                                                 since 2004) and Lehman Brothers
                                                                 First Trust Income Opportunity Fund.

Robert Conti (48)                  Vice President since 2000     Senior Vice President, Neuberger
                                                                 Berman since 2003; formerly, Vice
                                                                 President, Neuberger Berman from
                                                                 1999 to 2003; Senior Vice
                                                                 President, NB Management since
                                                                 2000; formerly, Controller, NB
                                                                 Management until 1996; formerly,
                                                                 Treasurer, NB Management from 1996
                                                                 to 1999; Vice President, fourteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (three since 2000,
                                                                 four since 2002, three since 2003
                                                                 and four since 2004).

                                    POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)              TIME SERVED (2)             PRINCIPAL OCCUPATION(S) (3)

Brian J. Gaffney (51)              Vice President since 2000     Managing Director, Neuberger Berman
                                                                 since 1999; Senior Vice President,
                                                                 NB Management since 2000; formerly,
                                                                 Vice President, NB Management from
                                                                 1997 to 1999; Vice President,
                                                                 fourteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (three since 2000,
                                                                 four since 2002, three since 2003
                                                                 and four since 2004).

Sheila R. James (39)             Assistant Secretary since 2002  Employee, Neuberger Berman since
                                                                 1999; formerly, Employee, NB
                                                                 Management from 1991 to 1999;
                                                                 Assistant Secretary, fourteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (seven since 2002,
                                                                 three since 2003 and four since
                                                                 2004).

Kevin Lyons (49)                 Assistant Secretary since 2003  Employee, Neuberger Berman since
                                                                 1999; formerly, Employee, NB
                                                                 Management from 1993 to 1999;
                                                                 Assistant Secretary, fourteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (ten since 2003 and
                                                                 four since 2004).

John M. McGovern (34)            Assistant Treasurer since 2002  Vice President, Neuberger Berman since January 2004; Employee, NB
                                                                 Management since 1993; Assistant
                                                                 Treasurer, fourteen registered
                                                                 investment companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator (seven
                                                                 since 2002, three since 2003 and
                                                                 four since 2004).

Barbara Muinos (46)                 Treasurer and Principal      Vice President, Neuberger Berman
                                    Financial and Accounting     since 1999; formerly, Assistant
                                 Officer since 2002; formerly,   Vice President, NB Management from
                                 Assistant Treasurer since 1996  1993 to 1999; Treasurer and
                                                                 Principal Financial and Accounting
                                                                 Officer, fourteen registered
                                                                 investment companies for which NB
                                                                 Management acts and investment
                                                                 manager and administrator (seven
                                                                 since 2002, three since 2003 and
                                                                 four since 2004); formerly,
                                                                 Assistant Treasurer, three
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator from 1996 until 2002.

                                    POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)              TIME SERVED (2)             PRINCIPAL OCCUPATION(S) (3)

Frederic B. Soule (58)             Vice President since 2000     Senior Vice President, Neuberger
                                                                 Berman since 2003; formerly, Vice
                                                                 President, Neuberger Berman from
                                                                 1999 until 2003; formerly, Vice
                                                                 President, NB Management from 1995
                                                                 until 1999; Vice President,
                                                                 fourteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (three since 2000,
                                                                 four since 2002, three since 2003
                                                                 and four since 2004).

--------------------

   (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

   (2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

   (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

      The Board of Trustees is responsible for managing the business and affairs of the New Trust. Among other things, the Board of Trustees generally oversees the portfolio management of New Fund and reviews and approves New Fund's advisory and sub-advisory contracts and other principal contracts. It is New Fund's policy that at least three quarters of the Board of Trustees shall be comprised of New Trust Trustees who are not "interested persons" of NB Management (including its affiliates) or the New Trust ("Independent New Trust Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the New Fund's management. The standing committees of the Board of Trustees are described below.

      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee New Fund's accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of New Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, New Fund's compliance with legal and regulatory requirements that relate to New Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of New Fund's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of New Fund's independent auditors; and (e) to act as a liaison between New Fund's independent auditors and the full Board. Its members are John Cannon, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent New Trust Trustees. During the fiscal year ended October 31, 2004, the Committee met seven times.

      CODE OF ETHICS COMMITTEE. The Code of Ethics Committee oversees the administration of New Trust's Codes of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are John Cannon, Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman), Howard
A. Mileaf and Edward I. O'Brien. All members except for Mr. O'Brien are Independent New Trust Trustees. During the fiscal year ended October 31, 2004, the Committee met one time. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from New Trust, Neuberger Berman and NB Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of New Trust's principal contractual arrangements. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William
E. Rulon and Candace L. Straight. All members are Independent New Trust Trustees. During the fiscal year ended October 31, 2004, the Committee met one time.

      EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Board of Trustees when the Board of Trustees are not in session. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, Cornelius T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. O'Brien, Mr. Rivkin and Mr. Sundman are Independent New Trust Trustees. During the fiscal year ended October 31, 2004, the Committee did not hold any meetings.

      NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as New Trust Trustees including as Independent New Trust Trustees, as members of committees, and as officers of New Trust. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard
A. Mileaf, and Tom D. Seip. All members are Independent New Trust Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2004, the Committee met two times.

      PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") to New Fund and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the New Fund's trades and the consideration given to alternative trading systems. Its members are Faith Colish, C. Anne Harvey, Cornelius T. Ryan, Candace L. Straight (Chairwoman) and Peter P. Trapp. All members are Independent New Trust Trustees. During the fiscal year ended October 31, 2004, the Committee met four times.

      PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing the New Fund's portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), William E. Rulon, and Tom D. Seip

(Chairman). All members except for Mr. O'Brien and Mr. Rivkin are Independent New Trust Trustees. During the fiscal year ended October 31, 2004, the Committee met two times.

      New Trust's Trust Instrument provides that New Trust will indemnify its New Trust Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with New Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of New Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or New Trust Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      The following table sets forth information concerning the compensation of the New Trust Trustees. New Trust does not have any retirement plan for the New Trust Trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/04
                         ------------------------------
                                                              TOTAL COMPENSATION
                                                                FROM INVESTMENT
                                          AGGREGATE            COMPANIES IN THE
NAME AND POSITION                        COMPENSATION          NEUBERGER BERMAN
WITH THE NEW TRUST                    FROM THE NEW TRUST          FUND COMPLEX
------------------                    ------------------      ------------------

INDEPENDENT TRUSTEES

John Cannon                                $16,132                   $75,000
Trustee

Faith Colish                               $14,936                   $70,000
Trustee

C. Anne Harvey                             $14,936                   $70,000
Trustee

Barry Hirsch                               $14,936                   $70,000
Trustee

Robert A. Kavesh                           $14,936                   $70,000
Trustee

Howard A. Mileaf                           $14,936                   $70,000
Trustee

William E. Rulon                           $14,936                   $70,000
Trustee

Cornelius T. Ryan                          $17,645                   $81,250
Trustee

Tom Decker Seip                            $15,579                   $73,000
Trustee

                                                              TOTAL COMPENSATION
                                                                FROM INVESTMENT
                                          AGGREGATE            COMPANIES IN THE
NAME AND POSITION                        COMPENSATION          NEUBERGER BERMAN
WITH THE NEW TRUST                    FROM THE NEW TRUST          FUND COMPLEX
------------------                    ------------------      ------------------
Candace L. Straight                        $14,936                   $70,000
Trustee

Peter P. Trapp                             $16,132                   $75,000
Trustee

TRUSTEES WHO ARE "INTERESTED PERSONS"

Edward I. O'Brien                          $14,936                   $70,000
Trustee

Jack L. Rivkin                                0                         0
President and Trustee

Peter E. Sundman                              0                         0
Chairman of the Board, Chief
Executive Officer and Trustee

      As of the date of this SAI, New Fund had no operations, therefore the trustees and officers of New Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of New Fund. On [______], 200_, the trustees and officers of New Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Ariel Bond Fund.

Ownership of Securities
-----------------------

      Set forth below is the dollar range of securities owned by each trustee in the Ariel Bond Fund as of [_________], 200_.

--------------------------------
                 Ariel Bond Fund
--------------------------------
John Cannon
--------------------------------
Faith Colish
--------------------------------
C. Anne Harvey
--------------------------------
Barry Hirsch
--------------------------------
Robert A. Kavesh
--------------------------------
Howard A. Mileaf
--------------------------------
William E. Rulon
--------------------------------
Cornelius T. Ryan
--------------------------------
Tom Decker Seip
--------------------------------
Candace L. Straight
--------------------------------
Peter P. Trapp
--------------------------------
Edward I. O'Brien
--------------------------------

--------------------------------
                 Ariel Bond Fund
--------------------------------
Jack L. Rivkin
--------------------------------
Peter E. Sundman
--------------------------------
A = None  B = $1-$10,000  C = $10,000-$50,000
D = $50,000-$100,000  E = over $100,000

--------------------------------------------------------------------------------
                                            AGGREGATE DOLLAR RANGE OF
                                            EQUITY SECURITIES IN ALL
                                            REGISTERED INVESTMENT COMPANIES
                                            OVERSEEN BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                             INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                     $50,001-$100,000
--------------------------------------------------------------------------------
Faith Colish                                                       Over $100,000
--------------------------------------------------------------------------------
C. Anne Harvey                                                  $50,001-$100,000
--------------------------------------------------------------------------------
Barry Hirsch                                                       Over $100,000
--------------------------------------------------------------------------------
Robert A. Kavesh                                               $10,001 - $50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                                                   Over $100,000
--------------------------------------------------------------------------------
William E. Rulon                                                $50,001-$100,000
--------------------------------------------------------------------------------
Cornelius T. Ryan                                                  Over $100,000
--------------------------------------------------------------------------------
Tom Decker Seip                                                    Over $100,000
--------------------------------------------------------------------------------
Candace L. Straight                                                Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                                                  $50,001-$100,000
--------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Edward I. O'Brien                                                  Over $100,000
--------------------------------------------------------------------------------
Jack L. Rivkin                                                 $10,001 - $50,000
--------------------------------------------------------------------------------
Peter E. Sundman                                                   Over $100,000
--------------------------------------------------------------------------------
* Valuation as of December 31, 2004.

Independent Trustees Ownership of Securities
--------------------------------------------

      No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

      NB Management serves as the investment manager to New Fund pursuant to a management agreement with the New Trust, dated November 3, 2003 ("Management Agreement").

      The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for New Fund in its discretion and will continuously develop an investment program for New Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of New Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to New Fund, although NB Management has no current plans to pay a material amount of such compensation.

      NB Management provides to New Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the New Trust Trustees, officers and employees of the New Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who are also officers of Neuberger Berman), who also serve as officers of NB Management, presently serve as New Trust Trustees and/or officers of New Trust. See "Trustees and Officers." New Fund pays NB Management a management fee based on New Fund's average daily net assets, as described below.

      NB Management provides facilities, services, and personnel to New Fund pursuant to two administration agreements with New Trust, one for each class, dated November 3, 2003 ("Administration Agreement"). For such administrative services, each Class of New Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

      Under the Administration Agreement for each class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by New Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of New Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

      From time to time, NB Management or New Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of New Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

      For investment management services, New Fund pays NB Management a fee at the annual rate of 0.25% of the first $500 million of New Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

      For administrative services, the Neuberger Berman Investor Class of New Fund pays NB Management at the annual rate of 0.27% of the Neuberger Berman Investor Class's average daily net assets. The Lehman Brothers Institutional Class of New Fund pays NB Management at the annual rate of 0.15% of the Lehman Brothers Institutional Class's average daily net assets. With New Fund's consent, NB Management may subcontract to third parties some of its responsibilities to New Fund under the administration agreement. In addition, New Fund may compensate such third parties for accounting and other services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by certain classes of the fund; see "Distribution Arrangements" below.)

Waivers and Reimbursements
--------------------------

      NB Management has contractually undertaken to reimburse the Neuberger Berman Investor Class of New Fund so that the total operating expenses of the Neuberger Berman Investor Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.85% of average daily net assets. This undertaking lasts until October 31, [2014]. The Neuberger Berman Investor Class of New Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.85% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      NB Management has contractually undertaken to reimburse the Lehman Brothers Institutional Class of New Fund so that the total operating expenses of the Lehman Brothers Institutional Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.45% of average daily net assets. This undertaking lasts until October 31, [2014]. The Lehman Brothers Institutional Class of New Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.45% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

All Classes
-----------

      The Management Agreement continues until October 31, 2005. The Management Agreement is renewable thereafter from year to year with respect to New Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of Independent New Trust Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of New Trust Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to New Fund for a period of two years after the date New Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to New Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of Independent New Trust Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of New Trust Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      The Management Agreement is terminable, without penalty, with respect to New Fund on 60 days' written notice either by New Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to New Fund on 60 days' written notice either by NB Management or by New Trust. Each

Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

      NB Management retains Lincoln Capital, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement ("Sub-Advisory Agreement").

      Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for New Fund's day-to-day management to Lincoln Capital. The Sub-Advisory Agreement provides in substance that Lincoln Capital will make and implement investment decisions for New Fund in its discretion and will continuously develop an investment program for New Fund's assets. The Sub-Advisory Agreement permits Lincoln Capital to effect securities transactions on behalf of New Fund through associated persons of Lincoln Capital. The Sub-Advisory Agreement also specifically permits Lincoln Capital to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to New Fund, although Lincoln Capital has no current plans to pay a material amount of such compensation.

      The Sub-Advisory Agreement continues with respect to New Fund for a period of two years after the date New Fund becomes subject thereto, and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the New Fund by the New Trust Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Lincoln Capital on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the New Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

Portfolio Manager Disclosure
----------------------------

      Other Accounts Managed
      ----------------------

      Richard W. Knee and Andrew A. Johnson are portfolio managers for New Fund. The table below describes the other accounts for which each portfolio manager has day-to-day management responsibility.

                                                         NUMBER OF
                                                      ACCOUNTS MANAGED     ASSETS MANAGED FOR
                          NUMBER OF   TOTAL ASSETS       FOR WHICH       WHICH ADVISORY FEE IS
                           ACCOUNTS      MANAGED      ADVISORY FEE IS      PERFORMANCE-BASED
    TYPE OF ACCOUNT        MANAGED    ($ MILLIONS)   PERFORMANCE-BASED        ($ MILLIONS)
------------------------------------------------------------------------------------------------
Andrew A. Johnson
------------------------------------------------------------------------------------------------
Registered Investment         2*         $1,197              0                     0
Companies
------------------------------------------------------------------------------------------------
Other Pooled Investment       1           $383               0                     0
Vehicle
------------------------------------------------------------------------------------------------
Other Accounts               63*        $25,397             17*                 $6,171
------------------------------------------------------------------------------------------------

Richard W. Knee
------------------------------------------------------------------------------------------------
Registered Investment         0             0                0                     0
Companies
------------------------------------------------------------------------------------------------
Other Pooled Investment       0             0                0                     0
Vehicle
------------------------------------------------------------------------------------------------
Other Accounts               29*         $3,894              1*                  $772
------------------------------------------------------------------------------------------------
 *These  portfolios  are  managed on a team basis for which  Andrew A.  Johnson and Richard W.
Knee has primary responsibility.

      Conflicts of Interest
      ---------------------

      Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. NBMI, Lincoln Capital and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises

      Compensation
      ------------

      Very attractive financial compensation is one aspect of Lincoln Capital's approach to retaining and motivating staff. Professionals are evaluated in light of their success in meeting our clients' goals and objectives. For investment people, this means portfolio performance. Based on the performance evaluation, each professional earns annual compensation comprising a salary and bonus. The bonus is based upon overall performance and not related to any one specific portfolio.

      While compensation is important to attracting and retaining a top quality team, the investment professionals are also motivated through their direct involvement in our investment processes. Each professional is a member of a highly regarded firm that offers a challenging and rewarding work environment. The Firm has a very flat organizational structure that provides wide latitude for individual initiatives and contributions that directly impact portfolio returns.

      Ownership of Securities
      -----------------------

      Set forth below is the dollar range of securities owned by each portfolio manager in the Ariel Bond Fund as of [March 1], 2005. As of the date of this SAI, New Fund had no operations, therefore the portfolio managers did not own any securities in the New Fund.

--------------------------------
                 Ariel Bond Fund
--------------------------------
Andrew A. Johnson        A
--------------------------------
Richard W. Knee          A
--------------------------------
A = None  B = $1-$10,000  C = $10,000-$50,000  D = $50,000-$100,000
E = $100,001-$500,000 F = $500,001-$1,000,000  G = over $1,000,000

Board Consideration of the Management and Sub-Advisory Agreements
-----------------------------------------------------------------

      In evaluating the Management and Sub-Advisory Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by NB Management and Lincoln Capital and met with senior representatives of NB

Management and Lincoln Capital regarding their personnel, operations and financial condition. The Independent Fund Trustees were advised by independent legal counsel throughout this process.

      The Board considered the following factors to be of primary importance to its approval of the Management Agreement: (1) that the terms of the Management Agreement are substantially identical to those of the Management Agreement for certain other series of Neuberger Berman Income Funds; (2) the favorable history, reputation, qualifications, and background of NB Management, as well as the qualifications of its personnel and its financial condition; (3) the fee and expense ratio of the New Fund relative to comparable mutual funds; (4) that the fee and expense ratio of the New Fund appeared to the Board to be reasonable given the quality of services expected to be provided, and the expense ratio is the same as the expense ratio paid by the Old Fund prior to the Transaction; (5) the commitment of NB Management to undertake a voluntary expense limitation and a contractual expense limitation agreement to ensure that New Fund shareholders do not face an increase in expenses upon consummation of the Transaction; (6) the performance of the Fund relative to comparable mutual funds and unmanaged indices; and (7) the commitment of NB Management and its affiliates to pay the expenses of the Fund in connection with the Transaction including all expenses in connection with the solicitation of proxies so that Fund shareholders would not have to bear such expenses.

      The Board evaluated the terms of the Management Agreement and whether the agreement was in the best interests of the Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Fund. With respect to the nature and quality of the services provided, the Board considered the performance of funds managed in a similar investment style by NB Management in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board also considered NB Management's positive compliance history, as the firm has been free of significant compliance problems.

      With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement. The Board reviewed overall expense ratios, for funds comparable in size, character and investment strategy to the Fund. The Board noted that the Fund was close to or below the median compensation paid. The Board also considered the limit on Fund expenses undertaken by NB Management and the contractual management fee breakpoints.

      The Board also evaluated whether the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Fund. The Board evaluated information from Lincoln Capital designed to inform the Board's consideration of these and other issues.

      With respect to the nature and quality of the services provided, the Board considered information that included a comparison of the performance and fees of funds sub-advised by Lincoln Capital with the performance and fees of a peer group of investment companies pursuing broadly similar strategies. The Board further considered the experience and expertise of and the degree of risk undertaken by the portfolio managers. The Board also considered Lincoln Capital's positive compliance history, as the firm has been free of significant compliance problems. With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement and considered whether there are any fall-out benefits resulting from Lincoln Capital's association with the Fund. The Board concluded that the Sub-Advisory Agreement fee is fair and reasonable.

      These matters were also considered by the Independent Fund Trustees with experienced 1940 Act counsel that is independent of NB Management and Lincoln Capital. The Board's annual contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the report, and the Independent Fund Trustees have time to consider those responses.

Investment Companies Managed
----------------------------

      As of December 31, 2004, the investment companies managed by NB Management had aggregate net assets of approximately $25.1 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                           DECEMBER 31, 2004
----                                                           -----------------

Neuberger Berman Cash Reserves......................................$463,274,919
Neuberger Berman Government Money Fund..............................$502,621,971
Neuberger Berman High Income Bond Fund..............................$840,721,733
Neuberger Berman Limited Maturity Bond Fund.........................$183,857,430
Neuberger Berman Municipal Money Fund...............................$501,714,447
Neuberger Berman Municipal Securities Trust..........................$36,579,217
Neuberger Berman Strategic Income Fund...............................$30,698,637
Neuberger Berman Century Fund........................................$12,790,627
Neuberger Berman Fasciano Fund......................................$479,058,985
Neuberger Berman Focus Fund.......................................$1,658,516,157

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                           DECEMBER 31, 2004
----                                                           -----------------

Neuberger Berman Genesis Fund.....................................$8,156,779,653
Neuberger Berman Guardian Fund....................................$1,656,019,647
Neuberger Berman International Fund.................................$296,836,722
Neuberger Berman Manhattan Fund.....................................$362,131,879
Neuberger Berman Millennium Fund.....................................$52,521,602
Neuberger Berman Partners Fund....................................$1,838,576,651
Neuberger Berman Real Estate Fund....................................$44,800,481
Neuberger Berman Regency Fund........................................$79,532,787
Neuberger Berman Socially Responsive Fund...........................$331,930,336
Neuberger Berman Advisers Management Trust........................$2,119,040,914
Neuberger Berman Intermediate Municipal Fund Inc....................$490,611,672
Neuberger Berman California Intermediate Municipal Fund Inc.........$160,821,586
Neuberger Berman New York Intermediate Municipal Fund Inc...........$130,877,727
Neuberger Berman Real Estate Income Fund Inc........................$144,275,855
Neuberger Berman Realty Income Fund Inc.............................$819,216,979
Neuberger Berman Real Estate Securities Income Fund, Inc. ..........$813,483,058
Neuberger Berman Income Opportunity Fund Inc. ......................$424,132,820
Neuberger Berman Dividend Advantage Fund Inc. ......................$184,729,104
Institutional Liquidity Portfolio.................................$2,272,830,744
Prime Portfolio.....................................................$749,855,344

      The investment decisions concerning New Fund and the other registered investment companies managed by NB Management, Neuberger Berman, LLC or Lincoln Capital (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from New Fund. Even where the investment objectives are similar, however, the methods used by the Other Funds and New Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management, Neuberger Berman, LLC or Lincoln Capital have varied from one another in the past and are likely to vary in the future.

      There may be occasions when New Fund and one or more of the Other Funds or other accounts managed by NB Management, Neuberger Berman, LLC or Lincoln
Capital are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the New Trust Trustees that the desirability of New Fund's having their advisory arrangements with NB Management and Lincoln Capital outweighs any disadvantages that may result from contemporaneous transactions.

      New Fund is subject to certain limitations imposed on all advisory clients of NB Management and Lincoln Capital (including the Other Funds and other managed accounts) and personnel of NB Management and Lincoln Capital and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Lincoln Capital that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Code of Ethics
--------------

      New Fund, NB Management and Lincoln Capital have personal securities trading policies that restrict the personal securities transactions of employees, officers, and New Trust Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management or Lincoln Capital, respectively. The New Fund's managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to New Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman
------------------------------------------------------------

      NB Management and Lincoln Capital are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Trustees and officers of New Trust. The directors, officers and/or employees of Lincoln Capital who are deemed "control persons," all of whom have offices at the same address as Lincoln Capital are:
[______________].

      Lehman Brothers is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman
Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers' address is 745 Seventh Avenue, New York, New York 10019.

      According to a Schedule 13G jointly filed on February 10, 2004 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 13,744,899 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 6,704,335 of such shares, shared voting power with respect to 1,352,064 of such shares, and sole dispositive power with respect to all of such shares, and (b) 13,739,590 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York, NY 10104.

                            DISTRIBUTION ARRANGEMENTS

      New Fund offers two classes of shares, known as Neuberger Berman Investor Class shares and Lehman Brothers Institutional Class shares.

Distributor
-----------

      NB Management serves as the distributor ("Distributor") in connection with the offering of New Fund's shares. Neuberger Berman Investor Class and Lehman Brothers Institutional Class shares are offered on a no-load basis. Lehman Brothers Institutional Class shares are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

      In connection with the sale of its shares, New Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is New Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of New Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

      For New Fund's shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of New Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of New Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of Independent New Trust Trustees. These lists will not be used to offer New Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Lincoln Capital.

      From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

      New Trust, on behalf of New Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class ("Distribution Agreements"). The Distribution Agreements continue until October 31, 2005. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of New Trust Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent New Trust Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

      [New Trust, on behalf of New Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Neuberger Berman Investor Class ("Distribution Plan") which, among other things, permits New Fund to pay NB Management fees for its services related to the sales and distribution of each Class of shares and provide ongoing services to holders of those Classes of shares. Under the Distribution Plan, New Fund pays NB Management a certain annual percentage rate of its average daily net assets. Neuberger Berman
Investor Class pays 0.15%. Payments with respect to the Neuberger Berman Investor Class are made only from assets attributable to that Class. For the Neuberger Berman Investor Class, NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, third-party administrators and other institutions that support the sale and distribution of shares or provide services to that Class and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective Class of shares only. The amount of fees paid by the Neuberger Berman Investor Class during any year may be more or less than the cost of distribution and other services provided to that Class of New Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Distribution Plan complies with these rules.

      The Distribution Plan requires that NB Management provide New Trust Trustees, for their review, a quarterly written report identifying the amounts expended by New Fund and the purposes for which such expenditures were made.

      Prior to approving the Distribution Plan, New Trust Trustees considered various factors relating to the implementation of the Distribution Plan and determined that there is a reasonable likelihood that the Distribution Plan will benefit New Fund and their shareholders. To the extent the Distribution Plan allows New Fund to penetrate markets to which they would not otherwise have access, the Distribution Plan may result in additional sales of New Fund shares; this, in turn, may enable New Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

      The Distribution Plan continues until for one year from the date of its execution. The Distribution Plan is renewable thereafter from year to year with respect to New Fund, so long as its continuance is approved at least annually
(1) by the vote of a majority of the New Trust Trustees and (2) by a vote of the majority of those Independent New Trust Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Distribution Plans ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Plan may not be amended to increase materially the amount of fees paid by any Class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by New Trust Trustees in the manner described above. A Distribution Plan is terminable with respect to a Class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Class.]

                        ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

      New Fund's shares are bought or sold at a price that is New Fund's NAV per share. The NAV for each class of New Fund is calculated by subtracting total liabilities of that class from total assets attributable to that class (the market value of the securities New Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that class and rounding the result to the nearest full cent.

      New Fund values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the New Trust Trustees believe accurately reflects fair value. New Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. New Fund calculates it NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. New Fund values all other securities and assets, including restricted securities, by a method that the Board of Trustees of the New Trust believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

      New Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time.

      If, after the close of the principal market on which a security is traded, and before the time New Fund's securities are priced that day, an event occurs that Lincoln Capital deems likely to cause a material change in the value of such security, the Board of Trustees of the New Trust has authorized Lincoln Capital, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

      If Lincoln Capital believes that the price of a security obtained under New Fund's valuation procedures (as described above) does not represent the amount that New Fund reasonably expects to receive on a current sale of the security, New Fund will value the security based on a method that the Board of Trustees of the New Trust believe accurately reflects fair value.

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

      New Fund's Neuberger Berman Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a Neuberger Berman Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Neuberger Berman Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. A Neuberger Berman Investor Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

      Automatic investing enables a Neuberger Berman Investor Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a Neuberger Berman Investor Class shareholder's average cost of Fund shares generally would be lower than if the Neuberger Berman Investor Class shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in the section of the Prospectuses entitled "Maintaining Your Account," New Fund's Neuberger Berman Investor Class shareholders may redeem at least $1,000 worth of New Fund's shares and invest the proceeds in Investor Class shares of one or more of the other Funds or the Equity, Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met. This privilege is not available for Lehman Brothers Institutional Class shareholders.

EQUITY FUNDS
------------

Neuberger Berman Century Fund      Invests    mainly   in   common   stocks   of
                                   large-capitalization companies. The manager seeks to buy companies with strong earnings growth and the potential for higher earnings, priced at attractive levels relative to their growth rates.

Neuberger Berman Fasciano Fund     Seeks long-term capital growth. The portfolio
                                   manager   also  may   consider  a   company's
                                   potential  for income  prior to  selecting it
                                   for the Fund.  The Fund invests mainly in the
                                   common  stocks of small-cap  companies  i.e.,
                                   those  with a total  market  value of no more
                                   than $1.5  billion at the time the Fund first
                                   invests in them. In selecting  companies that
                                   the  manager   believes   may  have   greater
                                   potential to appreciate in price, the manager will invest the Fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

Neuberger Berman Focus Fund        Seeks  long-term   capital  growth.   Invests
                                   mainly in common stocks selected from 13 multi-industry sectors of the economy. To maximize potential return, the Fund normally makes 90% or more of its investments in not more than six sectors of the economy and may invest 50% or more of its assets in any one sector.

Neuberger Berman Genesis Fund      Seeks  growth of capital.  Invests  mainly in
(This fund is closed to new        stocks  of   companies   with  small   market
investors.)                        capitalizations (no more than $1.5 billion at
                                   the  time  of the  Fund's  investment).  Fund
                                   managers   seek   to  buy   the   stocks   of
                                   undervalued companies whose current product lines and balance sheets are strong.

Neuberger Berman Guardian Fund     Seeks   long-term   growth  of  capital   and
                                   secondarily, current income. Invests mainly in stocks of mid- to large-capitalization companies that are well positioned and are undervalued in the market.

EQUITY FUNDS
------------

Neuberger Berman International     Seeks  long-term   capital   appreciation  by
Fund                               investing  primarily in foreign stocks of any
                                   capitalization, both in developed economies and in emerging markets. The Fund manager seeks undervalued companies in countries with strong potential for growth.

Neuberger Berman Manhattan Fund    Seeks   growth   of   capital.   Invests   in
                                   securities   believed  to  have  the  maximum
                                   potential for long-term capital appreciation.
                                   Fund  managers  seek  fast-growing  companies
                                   with  above-average   sales  and  competitive
                                   returns on equity  relative  to their  peers.
                                   Factors  in   identifying   these  firms  may
                                   include financial strength, a strong position relative to competitors and strong earnings growth relative to competitors.

Neuberger Berman Millennium Fund   Seeks growth of capital by  investing  mainly
                                   in  common  stocks  of   small-capitalization
                                   companies,  which it  defines as those with a
                                   total  market  value  of no  more  than  $1.5
                                   billion  at the time of  initial  investment.
                                   The Fund  co-managers  take a growth approach
                                   to stock selection, looking for new companies
                                   that are in the  developmental  stage as well
                                   as older companies that appear poised to grow
                                   because   of   new   products,   markets   or
                                   management.   Factors  in  identifying  these
                                   firms  may  include  financial  strength,   a
                                   strong position relative to competitors and a stock price that is reasonable relative to its growth rate.

Neuberger Berman                   Seeks capital growth through an approach that
Partners Fund                      is   intended  to   increase   capital   with
                                   reasonable risk. The Fund manager looks at fundamentals, focusing particularly on cash flow, return on capital, and asset values.

Neuberger Berman                   Seeks total return through investment in real
Real Estate Fund                   estate  securities,  emphasizing both capital
                                   appreciation and current income.

Neuberger Berman                   Seeks   growth  of   capital   by   investing
Regency Fund                       primarily     in     common     stocks     of
                                   mid-capitalization    companies   which   the
                                   manager believes have solid fundamentals.

Neuberger Berman                   Seeks   long-term   growth  of   capital   by
Socially Responsive Fund           investing    primarily   in   securities   of
                                   companies that meet the fund's financial criteria and social policy.

INCOME FUNDS
------------

Neuberger Berman                  A  money  market  fund  seeking  the  highest
Cash Reserves                     current  income  consistent  with  safety and
                                  liquidity. The Fund invests in high-quality money market instruments. The Fund also may engage in reverse repurchase agreements and securities lending. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                  A U.S.  Government  money market fund seeking
Government Money Fund             maximum  safety and liquidity and the highest
                                  available current income. The Fund invests in
                                  securities   issued  or   guaranteed   as  to
                                  principal or interest by the U.S. Government,
                                  its   agencies  and   instrumentalities   and
                                  repurchase agreements on such securities. The
                                  Fund also may  engage in  reverse  repurchase
                                  agreements and securities  lending.  It seeks
                                  to   maintain   a   constant   purchase   and
                                  redemption price of $1.00.

Neuberger Berman                  Seeks  high  total  returns  consistent  with
High Income Bond Fund             capital   presentation.   The  Fund  normally
                                  invests primarily in a diversified  portfolio
                                  of   U.S.    intermediate-term,    high-yield
                                  corporate bonds, including those sometimes known as "junk" bonds.

Neuberger Berman                  Seeks the highest  current income  consistent
Limited Maturity Bond Fund        with low risk to principal and liquidity and,
                                  secondarily,  total return.  The Fund invests
                                  in  debt  securities,   primarily  investment
                                  grade;  maximum 10% below  investment  grade,
                                  but  no  lower  than  B.(*)  Maximum   average
                                  duration of four years.

MUNICIPAL FUNDS
---------------

Neuberger Berman                  A  money  market  fund  seeking  the  maximum
Municipal Money Fund              current  income  exempt from  federal  income
                                  tax,  consistent  with safety and  liquidity.
                                  The Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman Municipal        Seeks high current tax-exempt income with low
Securities Trust                  risk to principal, limited price fluctuation,
                                  and liquidity and, secondarily, total return.
                                  The  Fund   invests   in   investment   grade
                                  municipal securities with a maximum average duration of 10 years.

(*)   As rated by Moody's  or S&P or, if  unrated  by  either of those entities, determined by NB Management to be of comparable quality.

      Any Fund described herein, and any of the Equity Funds, may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

      There can be no assurance that Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, or Neuberger Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

      The right to redeem New Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

      New Fund prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, New Fund will generally price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

      New Fund reserves the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of New Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. New Fund does not redeem in kind under normal circumstances, but would do so when Management determined that it was in the best interests of New Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      New Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), any net capital gains (both long-term and short-term) and net gains from foreign currency transactions it earns or realizes. New Fund's net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in New Fund's NAV until distributed. New Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

      Income dividends for New Fund are declared and distributed monthly and are paid on the last Business Day of the month. Shares of New Fund begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

      New Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Neuberger Berman Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

      A shareholder's cash election with respect to New Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, New Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or New Fund that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------

      To continue to qualify for treatment as a RIC under the Code, New Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to New Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses.

      By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable at the federal income tax rate for net capital gain - a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      New Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

      Interest and dividends a Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      The use by New Fund of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments either such Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      New Fund's exchange-traded Futures Contracts, "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index), and certain foreign currency contracts that are subject to section 1256 of the Code

(collectively "Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that either such Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. Each such Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      Section 988 of the Code also may apply to Forward Contracts and options on foreign currencies. Under section 988, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

      When a covered call option written (sold) by a Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it received on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.

      If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures or Forward Contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      New Fund may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Fund (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as described above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

      New Fund may acquire zero coupon or other securities issued with OID. [New Fund may also acquire pay-in-kind securities, which pay interest through the issuance of additional securities.] As a holder of those securities, the Fund must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Taxation of the Fund's Shareholders
-----------------------------------

      If shares of New Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. The Fund is required to withhold 28% of all dividends and capital gain distributions, and the Fund is required to withhold 28% of redemption proceeds, payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

      Dividends a Fund pays to a foreign shareholder other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year generally will be subject to a federal withholding tax of 30% (or lower treaty rate). The recently enacted American Jobs Creation Act of 2004, however, created two categories of dividends, "interest-related dividends" and "short-term capital gain dividends," that, if properly designated by a Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends a Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning after December 31, 2004, and before January 1, 2008.

      As described in "Maintaining Your Account" in each Prospectus, a Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

                             PORTFOLIO TRANSACTIONS

      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. New Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

      In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), New Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, Lincoln Capital considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. Lincoln Capital also may consider the brokerage and research services that broker-dealers provide to New Fund or Lincoln Capital. Under certain conditions, New Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, New Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

      In certain instances Lincoln Capital specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Lincoln Capital's normal internal research activities, Lincoln Capital's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Lincoln Capital is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Lincoln Capital by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Lincoln Capital and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Lincoln Capital always considers its best execution obligation.

      The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if Lincoln Capital determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. Lincoln Capital believes that those research services benefit New Fund by supplementing the information otherwise available to Lincoln Capital. That research may be used by Lincoln Capital in servicing Other Funds and, in some cases, by Lincoln Capital in servicing the Managed Accounts. On the other hand, research received by Lincoln Capital from brokers effecting portfolio transactions on behalf of the Other Funds [and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts] may be used for New Fund's benefit.

      No affiliate of New Fund receives give-ups or reciprocal business in connection with its portfolio transactions. New Fund effects no transactions with or through broker-dealers in accordance with any formula or for selling shares of New Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of New Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, New Fund unless an appropriate exemption is available.

      New Fund may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by New Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by New Fund will be made on terms at least as favorable to New Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to New Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent New Trust Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for New Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the New Trust and reported to the Board of Trustees.

      The use of Neuberger Berman and Lehman Brothers as brokers for New Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by New Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is New Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent New Trust Trustees not to be comparable to New Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lincoln Capital's judgment. New Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, New Fund unless an appropriate exemption is available.

      A committee of Independent New Trust Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to New Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by New Fund are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent New Trust Trustees.

      To ensure that accounts of all investment clients, including New Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of New Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with New Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that New Fund participates in.

      New Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, Lincoln Capital considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

      In certain instances Lincoln Capital specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Lincoln Capital's normal internal research activities, Lincoln Capital's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Lincoln Capital is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Lincoln Capital by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Lincoln Capital and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Lincoln Capital always considers its best execution obligation when deciding which broker to utilize.

      A committee comprised of officers of NB Management and employees of Lincoln Capital who are Fund managers of New Fund and Other Funds (collectively, "Other Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts")] evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the Other Funds [and the Managed Accounts] that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the Other Funds [and/or the Managed Accounts]; and (3) the aggregate amount of brokerage commissions generated by transactions for the Other Funds [and the Managed Accounts] may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if Lincoln Capital determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. Lincoln Capital believes that those research services benefit New Fund by supplementing the information otherwise available to Lincoln Capital. That research may be used by Lincoln Capital in servicing Other Funds [and, in some cases, by Neuberger Berman in servicing the Managed Accounts]. On the other hand, research received by Lincoln Capital from brokers effecting portfolio transactions on behalf of the Other Funds [and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts] may be used for New Fund's benefit.

Portfolio Turnover
------------------

      New Fund calculates its portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Proxy Voting
------------

      The Board has delegated to NB Management the responsibility to vote proxies related to the securities held in New Fund. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of New Fund and their shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

      NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including New Fund. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

      NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with NB Management's voting guidelines.

      NB Management's guidelines adopt the voting recommendations of ISS. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

      In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

      Information regarding how New Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

      New Fund prohibits the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or New Fund, rating and ranking organizations, and affiliated persons of New Fund or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

      NB Management and New Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or New Fund with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." New Fund's President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

      Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to New Fund's President or a Senior Vice President of NB

Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of New Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and New Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

      No Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with New Fund's Chief Compliance Officer, the Board of Directors reviews New Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

      Pursuant to a Code of Ethics adopted by New Fund, NB Management and Lincoln Capital ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of New Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of New Fund's shareholders. The Code also prohibits any person associated with New Fund, NB Management or Lincoln Capital, in connection with the purchase or sale, directly or indirectly, by such person of a security held or the be acquired by New Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

      Portfolio Holdings Approved Recipients
      --------------------------------------

      New Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved
Recipients:

      STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

      RATING, RANKING AND RESEARCH AGENCIES. The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund provides its complete portfolio holdings to: Vestek and Bloomberg L.P. each day; Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the second business day of each month; Morningstar, Inc. on the fifth calendar day of each month; and Capital Access on the tenth calendar day of each month. The Fund also provides its complete month-end portfolio holdings to DCI on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Lincoln Capital or any other person in connection with the disclosure of this information. The Fund either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

                             REPORTS TO SHAREHOLDERS

      Shareholders of New Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for New Fund. New Fund's statements show the investments owned by it and the market values thereof and provide other information about New Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

New Fund
--------

      New Fund is a separate ongoing series of New Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of December 23, 1992. New Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. New Trust has eight separate operating series (the Funds). New Trust Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to November 9, 1998, the name of New Trust was "Neuberger & Berman Income Funds."

      DESCRIPTION OF SHARES. New Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of New Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the New Trust Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. New Trust Trustees do not intend to hold annual meetings of shareholders of New Fund. New Trust Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

      OTHER. Because Lehman Brothers Institutional Class shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

      New Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as New Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Neuberger Berman Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All Lehman Brothers Institutional Class correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      New Fund has selected Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the Independent Registered Public Accounting Firm who will audit its financial statements.

                                  LEGAL COUNSEL

      New Fund has selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1221, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of [_________], 2005, the following are all of the beneficial and record owners of more than five percent of Ariel Bond Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed Ariel Bond Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND                          NAME & ADDRESS                       PERCENT OWNED


                             REGISTRATION STATEMENT

      This SAI and the Prospectuses do not contain all the information included in New Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

      Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

      The following financial statements and related documents are incorporated herein by reference from Ariel Trust's Annual Report to shareholders for the fiscal year ended September 30, 2004:

           The audited financial statements of Ariel Bond Fund and notes thereto for the fiscal year ended September 30, 2004, and the report of KPMG LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements of Ariel Bond Fund.

      New Fund has not yet commenced operations and thus has no financial information of its own. If the Reorganization Plan is approved by shareholders of Ariel Bond Fund, New Fund will adopt Ariel Bond Fund's historical financial information.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

      S&P CORPORATE BOND RATINGS:

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI - The rating CI is reserved for income bonds on which no interest is being paid.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      MOODY'S CORPORATE BOND RATINGS:
      -------------------------------

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

      A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa  -  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

      S&P COMMERCIAL PAPER RATINGS:
      -----------------------------

      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

      MOODY'S COMMERCIAL PAPER RATINGS:
      --------------------------------

      Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

   -    Leading market positions in well-established industries.

   -    High rates of return on funds employed.

   - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

   - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      FITCH, INC. INVESTMENT GRADE CREDIT RATINGS:
      -------------------------------------------

      AAA: HIGHEST CREDIT QUALITY. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA: VERY HIGH CREDIT QUALITY. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A: HIGH CREDIT QUALITY. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB: GOOD CREDIT QUALITY. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

      FITCH, INC. SHORT-TERM CREDIT RATINGS:

      F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                          NEUBERGER BERMAN INCOME FUNDS
                                    FORM N-14

                                     PART C

                                OTHER INFORMATION



ITEM 15.  INDEMNIFICATION.
--------  ----------------

          A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

          Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

          Section 9 of the Management Agreements between Neuberger and Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

          Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreement relates.

          Section 6 of the Sub-Advisory Agreement between NB Management and Lincoln Capital Fixed Income Management Company LLC ("Lincoln Capital") with respect to the Registrant or any series thereof, provides that neither Lincoln

Capital nor any director, officer or employee of Lincoln Capital performing services for any series of the Registant shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Registrant or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

          Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

          Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 16.  EXHIBITS.
--------  ---------

          Exhibit
          Number                             Description
          ------                             -----------

          (1)       (a)  Certificate of Trust. Incorporated by Reference to
                         Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

          Exhibit
          Number                             Description
          ------                             -----------

                    (b) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed December 29, 1998).

                    (c) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                    (d) Form of Schedule A to Trust Instrument - Current Series of Neuberger Berman Income Funds. Filed Herewith.

          (2) By-laws of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

          (3)       Voting Trust Agreement.  Not Applicable.

          (4) Form of Plan of Reorganization. Filed Herewith as Appendix A to Prospectus and Proxy Statement of Lehman Brothers Core Bond Fund.

          (5)       (a)  Trust Instrument of Neuberger Berman Income Funds,
                         Articles IV, V, and VI. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                    (b) By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

           (6)      (a)  (i)       Management Agreement Between Income Funds and
                                   Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No.
                                   42 to Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802 (Filed
                                   February 27, 2004).

                         (ii) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Registrant. (Filed February 27, 2004).

                    (b)  (i)       Form of Management Agreement Between Income
                                   Funds and Neuberger Berman Management Inc.
                                   Filed Herewith.

                         (ii) Form of Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lincoln Capital Fixed Income Management Company, LLC with Respect to Registrant. Filed Herewith.

          (7)       (a)  Distribution Agreement Between Neuberger Berman Income
                         Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

          Exhibit
          Number                             Description
          ------                             -----------

                    (b) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

                    (c) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

                    (d) Form of Distribution and Services Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares. Filed Herewith.

                    (e) Form of Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares. Filed Herewith.

          (8)       Bonus, Profit Sharing Contracts.  None.

          (9)       (a)  Custodian Contract Between Neuberger Berman Income
                         Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                    (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

          (10) Form of Plan Pursuant to Rule 12b-1 with Respect to Neuberger Berman Investor Class Shares. Filed Herewith.

          (11) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Income Funds on behalf of Lehman Brothers Core Bond Fund. Filed Herewith.

          (12) Opinion of Counsel Supporting Tax Matters. To Be Filed by Amendment Within a Reasonable Time After Closing.

          (13)      (a)  (i)       Transfer Agency and Service Agreement Between
                                   Neuberger Berman Income Funds and State
                                   Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No.
                                   21 to Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802 (Filed
                                   February 23, 1996).

                         (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Income Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23,
                                   1996).

          Exhibit
          Number                             Description
          ------                             -----------

                         (iii) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed January 31,
                                   1997).

                    (b) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3082 (Filed February 27, 2004).

                    (c) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3082 (Filed February 27, 2004).

                    (d) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3082 (Filed February 27, 2004).

                    (e) Form of Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares. Filed Herewith.

                    (f) Form of Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares. Filed Herewith.

          (14)      Consent of Independent Auditors.  Filed Herewith.

          (15)      Financial Statements Omitted from Prospectus.  None.

          (16)      Power of Attorney.  Filed Herewith.

          (17)      Form of Proxy Card.  Filed Herewith.



ITEM 17.  UNDERTAKINGS.
--------  -------------

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

          As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of New York, and the State of New York, on the 16th day of March 2005.


                                      NEUBERGER BERMAN INCOME FUNDS

                                      By:    /s/ Jack L. Rivkin
                                           -------------------------------------
                                           Name:   Jack L. Rivkin*
                                           Title:  President and Director

          As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                           Date
---------                             -----                           ----

                           Chairman of the Board, Chief
/s/Peter E. Sundman       Executive Officer and Trustee           March 16, 2005
--------------------
Peter E. Sundman*

/s/Jack L. Rivkin             President and Trustee               March 16, 2005
--------------------
Jack L. Rivkin*

                         Acting Treasurer and Principal
                             Financial and Accounting
/s/John McGovern                     Officer                      March 16, 2005
--------------------
John McGovern

/s/John Cannon                       Trustee                      March 16, 2005
--------------------
John Cannon*

/s/Faith Colish                      Trustee                      March 16, 2005
--------------------
Faith Colish*

/s/C. Anne Harvey                    Trustee                      March 16, 2005
--------------------
C. Anne Harvey*

/s/Barry Hirsch                      Trustee                      March 16, 2005
--------------------
Barry Hirsch*

/s/Robert A. Kavesh                  Trustee                      March 16, 2005
--------------------
Robert A. Kavesh*

/s/Howard a. Mileaf                  Trustee                      March 16, 2005
--------------------
Howard A. Mileaf*

/s/Edward I. O'Brien                 Trustee                      March 16, 2005
--------------------
Edward I. O'Brien*

/s/William E. Rulon                  Trustee                      March 16, 2005
--------------------
William E. Rulon*

                                     Trustee                      March 16, 2005
--------------------
Cornelius T. Ryan

/s/Tom Decker Seip                   Trustee                      March 16, 2005
--------------------
Tom Decker Seip*

/s/Candace L. Straight               Trustee                      March 16, 2005
--------------------
Candace L. Straight*

/s/Peter P. Trapp                    Trustee                      March 16, 2005
--------------------
Peter P. Trapp*


*Signatures affixed by Lori L. Schneider on March 16, 2005 pursuant to power of attorney, which is filed herewith.

                          NEUBERGER BERMAN INCOME FUNDS
                                  EXHIBIT INDEX

Exhibit
Number                             Description
------                             -----------

(1)       (d)       Form of Schedule A to Trust Instrument - Current Series of
                    Neuberger Berman Income Funds.

(6)       (a)       (ii)      Form of Management Agreement Between Income Funds
                              and Neuberger Berman Management Inc.

          (b)       (ii)      Form of Sub-Advisory Agreement Between Neuberger
                              Berman Management Inc. and Lincoln Capital Fixed
                              Income Management Company, LLC with Respect to
                              Registrant.

(7)       (d)       Form of Distribution and Services Agreement Between
                    Neuberger Berman Income Funds and Neuberger Berman
                    Management Inc. with Respect to Neuberger Berman Investor
                    Class Shares.

          (e) Form of Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares.

(10) Form of Plan Pursuant to Rule 12b-1 with Respect to Neuberger Berman Investor Class Shares.

(11) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Income Funds on behalf of Lehman Brothers Core Bond Fund.

(13)      (e)       Form of Administration Agreement Between Neuberger Berman
                    Income Funds and Neuberger Berman Management Inc. with
                    Respect to Neuberger Berman Investor Class Shares.

          (f) Form of Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares. Filed Herewith. (14) Consent of Independent Auditors. Filed Herewith. (16) Power of Attorney. Filed Herewith. (17) Proxy Card.

(14)      Consent of Independent Auditors.

(16)      Power of Attorney.

(17)      Form of Proxy Card.